UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00121

Name of Registrant:	Vanguard Wellington Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2025—May 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Wellington™ Fund Investor Shares - VWELX

Vanguard Wellington™ Fund Admiral™ Shares - VWENX

Vanguard Wellington™ Fund
Investor Shares (VWELX)
Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard Wellington Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.25%[1]
[1]	Annualized.
Fund Statistics (as of May 31, 2026)
Fund Net Assets (in millions)	$124,704
Number of Portfolio Holdings	1,630
Portfolio Turnover Rate	40%
Portfolio Composition % of Net Assets (as of May 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	65.3%
Corporate Bonds	21.3%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	1.3%
U.S. Government and Agency Obligations	9.2%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR21

Vanguard Wellington™ Fund
Admiral™ Shares (VWENX)
Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard Wellington Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.17%[1]
[1]	Annualized.
Fund Statistics (as of May 31, 2026)
Fund Net Assets (in millions)	$124,704
Number of Portfolio Holdings	1,630
Portfolio Turnover Rate	40%
Portfolio Composition % of Net Assets (as of May 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	65.3%
Corporate Bonds	21.3%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	1.3%
U.S. Government and Agency Obligations	9.2%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR521

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2026
Vanguard Wellington™ Fund

Contents
Financial Statements	1

Wellington Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (65.3%)
Communication Services (7.7%)
	Alphabet Inc. Class A	15,726,078	5,981,257
	Meta Platforms Inc. Class A	3,331,459	2,107,181
	Walt Disney Co.	7,336,586	747,085
*	Netflix Inc.	8,460,701	727,789
			9,563,312
Consumer Discretionary (7.0%)
*	Amazon.com Inc.	15,909,298	4,305,693
*	Tesla Inc.	2,310,228	1,006,774
	Marriott International Inc. Class A	2,220,437	833,996
	Home Depot Inc.	2,446,521	775,890
	Darden Restaurants Inc.	3,425,504	698,495
	Ross Stores Inc.	2,513,072	582,354
	TJX Cos. Inc.	3,039,854	470,417
			8,673,619
Consumer Staples (2.8%)
	British American Tobacco plc	14,945,711	924,790
	Coca-Cola Co.	7,657,541	605,022
	Kroger Co.	8,806,983	547,354
	Philip Morris International Inc.	2,318,023	411,171
*	US Foods Holding Corp.	4,640,141	379,796
	Unilever plc	6,426,715	362,155
	Archer-Daniels-Midland Co.	2,697,112	215,176
			3,445,464
Energy (2.1%)
	Devon Energy Corp.	23,594,053	1,049,699
	Targa Resources Corp.	4,024,698	1,026,580
	Exxon Mobil Corp.	2,736,156	397,454
	Marathon Petroleum Corp.	855,599	212,847
			2,686,580
Financials (6.2%)
	Blackrock Inc.	1,640,925	1,717,852
	Mastercard Inc. Class A	2,505,895	1,237,862
	UBS Group AG (Registered)	23,837,346	1,125,739
	Nasdaq Inc.	12,067,092	1,116,447
	Wells Fargo & Co.	9,137,917	708,554
	American International Group Inc.	7,624,918	565,998
	Fifth Third Bancorp	10,015,569	500,077
	Bank of New York Mellon Corp.	3,021,314	421,262
	JPMorgan Chase & Co.	705,349	211,118
	Morgan Stanley	822,457	171,071
			7,775,980
Health Care (4.8%)
	Eli Lilly & Co.	1,380,349	1,525,285
	Merck & Co. Inc.	9,932,268	1,179,159
	UnitedHealth Group Inc.	1,566,188	595,637
	Stryker Corp.	1,921,857	586,339
	CVS Health Corp.	5,886,753	535,577
	HCA Healthcare Inc.	1,329,214	503,161
	GSK plc ADR	9,662,999	488,368
	AstraZeneca plc	1,895,535	351,934
*	Centene Corp.	4,396,372	262,024
			6,027,484
Industrials (5.3%)
	Eaton Corp. plc	2,431,970	974,247
	GE Aerospace	2,803,888	907,787
	WW Grainger Inc.	687,902	849,036
	Honeywell International Inc.	3,474,565	826,460

Wellington Fund
				Shares	Market Value• ($000)
	Northrop Grumman Corp.			1,384,303	780,304
	Parker-Hannifin Corp.			615,044	519,484
	PACCAR Inc.			4,195,549	463,063
*	Uber Technologies Inc.			6,475,535	455,878
	Johnson Controls International plc			3,093,288	414,686
	Vertiv Holdings Co. Class A			1,213,671	383,168
					6,574,113
Information Technology (25.0%)
	NVIDIA Corp.			30,040,021	6,342,650
	Apple Inc.			16,289,983	5,083,452
	Microsoft Corp.			10,385,601	4,676,013
	Broadcom Inc.			7,570,785	3,382,400
*	Advanced Micro Devices Inc.			2,790,886	1,440,376
	Micron Technology Inc.			1,410,692	1,369,782
*	Intel Corp.			10,245,510	1,174,955
	Texas Instruments Inc.			3,374,651	1,031,564
*	Cadence Design Systems Inc.			2,344,934	879,186
	Amphenol Corp. Class A			5,732,086	852,705
*	Snowflake Inc. Class A			2,827,344	722,528
	Jabil Inc.			1,884,746	687,103
	Corning Inc.			3,717,764	673,510
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR			1,604,369	671,348
	Seagate Technology Holdings plc			738,160	649,433
	Oracle Corp.			2,339,246	528,155
	Infineon Technologies AG			4,564,232	432,760
	Microchip Technology Inc.			2,345,438	221,996
	Dell Technologies Inc. Class C			507,915	213,787
*	Arista Networks Inc.			688,231	109,752
*,1	Via Transportation Inc. Class A			1,720,700	26,206
*,1	Cerebras Systems Inc. Class A			90,195	21,375
					31,191,036
Materials (1.4%)
	Anglo American plc			11,773,891	630,108
	Linde plc			1,043,773	519,475
	Freeport-McMoRan Inc.			6,077,648	399,362
	Corteva Inc.			2,940,591	230,190
					1,779,135
Real Estate (1.6%)
	Simon Property Group Inc.			5,090,664	1,043,128
	Welltower Inc.			3,787,218	777,629
	Weyerhaeuser Co.			5,026,437	123,198
					1,943,955
Utilities (1.4%)
	Sempra			11,017,195	981,963
	Dominion Energy Inc.			12,042,793	806,144
					1,788,107
Total Common Stocks (Cost $45,870,502)					81,448,785
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (9.2%)
U.S. Government Securities (8.6%)
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2031	208,906	205,521
[2]	United States Treasury Note/Bond	3.500%	10/31/2027	627,790	623,792
	United States Treasury Note/Bond	2.250%	11/15/2027	161,802	157,890
	United States Treasury Note/Bond	3.375%	11/30/2027	81,560	80,862
	United States Treasury Note/Bond	3.875%	11/30/2027	67,100	67,000
	United States Treasury Note/Bond	4.000%	12/15/2027	138,136	138,185
	United States Treasury Note/Bond	3.375%	12/31/2027	336,670	333,527
	United States Treasury Note/Bond	4.250%	1/15/2028	56,098	56,322
	United States Treasury Note/Bond	3.375%	2/29/2028	48,166	47,675
	United States Treasury Note/Bond	4.000%	2/29/2028	55,525	55,529
	United States Treasury Note/Bond	3.875%	3/15/2028	73,310	73,161
	United States Treasury Note/Bond	3.625%	3/31/2028	19,195	19,068
	United States Treasury Note/Bond	3.875%	3/31/2028	129,034	128,757

Wellington Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.750%	4/15/2028	195,121	194,237
United States Treasury Note/Bond	3.750%	4/30/2028	245,000	243,880
United States Treasury Note/Bond	3.750%	5/15/2028	96,884	96,422
United States Treasury Note/Bond	3.625%	5/31/2028	12,367	12,277
United States Treasury Note/Bond	3.875%	6/15/2028	39,749	39,646
United States Treasury Note/Bond	3.625%	8/15/2028	120,000	119,020
United States Treasury Note/Bond	4.375%	8/31/2028	20,121	20,271
United States Treasury Note/Bond	3.375%	9/15/2028	26,118	25,749
United States Treasury Note/Bond	3.500%	11/15/2028	41,742	41,220
United States Treasury Note/Bond	4.375%	11/30/2028	101,214	102,025
United States Treasury Note/Bond	3.750%	12/31/2028	97,033	96,344
United States Treasury Note/Bond	3.500%	1/15/2029	74,107	73,117
United States Treasury Note/Bond	3.500%	2/15/2029	11,835	11,671
United States Treasury Note/Bond	4.250%	2/28/2029	93,215	93,699
United States Treasury Note/Bond	3.500%	3/15/2029	226,168	222,979
United States Treasury Note/Bond	4.125%	3/31/2029	176,856	177,187
United States Treasury Note/Bond	3.875%	4/15/2029	488,722	486,469
United States Treasury Note/Bond	4.625%	4/30/2029	126,505	128,457
United States Treasury Note/Bond	3.875%	5/15/2029	133,281	132,656
United States Treasury Note/Bond	4.500%	5/31/2029	144,467	146,233
United States Treasury Note/Bond	4.000%	7/31/2029	193,767	193,374
United States Treasury Note/Bond	3.625%	8/31/2029	25,059	24,719
United States Treasury Note/Bond	3.500%	9/30/2029	121,244	119,080
United States Treasury Note/Bond	3.875%	9/30/2029	4,297	4,271
United States Treasury Note/Bond	4.000%	10/31/2029	15,799	15,759
United States Treasury Note/Bond	4.125%	10/31/2029	159,094	159,293
United States Treasury Note/Bond	4.125%	11/30/2029	132,097	132,283
United States Treasury Note/Bond	4.375%	12/31/2029	2,311	2,333
United States Treasury Note/Bond	4.000%	2/28/2030	55,241	55,062
United States Treasury Note/Bond	4.000%	3/31/2030	116,959	116,570
United States Treasury Note/Bond	3.500%	4/30/2030	63,526	62,149
United States Treasury Note/Bond	3.875%	4/30/2030	121,919	120,924
United States Treasury Note/Bond	3.750%	5/31/2030	11,316	11,168
United States Treasury Note/Bond	4.000%	5/31/2030	141,743	141,189
United States Treasury Note/Bond	3.875%	6/30/2030	129,315	128,184
United States Treasury Note/Bond	3.875%	7/31/2030	85,000	84,230
United States Treasury Note/Bond	3.625%	8/31/2030	59,532	58,388
United States Treasury Note/Bond	4.875%	10/31/2030	4,088	4,210
United States Treasury Note/Bond	3.500%	11/30/2030	336,116	327,542
United States Treasury Note/Bond	3.625%	12/31/2030	52,480	51,375
United States Treasury Note/Bond	3.750%	12/31/2030	19,022	18,719
United States Treasury Note/Bond	3.750%	1/31/2031	236,556	232,703
United States Treasury Note/Bond	3.500%	2/28/2031	251,303	244,559
United States Treasury Note/Bond	3.875%	3/31/2031	179,130	177,101
United States Treasury Note/Bond	3.875%	4/30/2031	940,359	929,559
United States Treasury Note/Bond	4.125%	7/31/2031	32,163	32,113
United States Treasury Note/Bond	3.625%	9/30/2031	6,017	5,860
United States Treasury Note/Bond	4.125%	10/31/2031	28,315	28,242
United States Treasury Note/Bond	4.000%	4/30/2032	5,430	5,368
United States Treasury Note/Bond	3.875%	8/31/2032	4,307	4,220
United States Treasury Note/Bond	3.875%	9/30/2032	26,330	25,788
United States Treasury Note/Bond	3.750%	10/31/2032	56,599	55,012
United States Treasury Note/Bond	3.875%	12/31/2032	64,576	63,150
United States Treasury Note/Bond	4.000%	1/31/2033	37,552	36,965
United States Treasury Note/Bond	3.750%	2/28/2033	72,681	70,467
United States Treasury Note/Bond	4.250%	3/31/2033	17,094	17,070
United States Treasury Note/Bond	4.250%	11/15/2034	9,585	9,500
United States Treasury Note/Bond	4.250%	8/15/2035	84,080	83,056
United States Treasury Note/Bond	4.000%	11/15/2035	86,991	84,154
United States Treasury Note/Bond	4.125%	2/15/2036	532,155	519,329
United States Treasury Note/Bond	4.375%	5/15/2036	290,564	289,122
United States Treasury Note/Bond	1.750%	8/15/2041	12,610	8,401
United States Treasury Note/Bond	2.000%	11/15/2041	224,363	154,469
United States Treasury Note/Bond	2.375%	2/15/2042	8,898	6,457
United States Treasury Note/Bond	3.250%	5/15/2042	20,950	17,175
United States Treasury Note/Bond	3.375%	8/15/2042	120,104	99,846
United States Treasury Note/Bond	4.000%	11/15/2042	110,357	99,231
United States Treasury Note/Bond	3.875%	2/15/2043	85,497	75,444
United States Treasury Note/Bond	4.375%	8/15/2043	23,886	22,371
United States Treasury Note/Bond	4.750%	11/15/2043	43,742	42,843

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.125%	8/15/2044	15,310	13,784
	United States Treasury Note/Bond	4.625%	11/15/2044	3,260	3,128
	United States Treasury Note/Bond	4.750%	2/15/2045	59,061	57,541
	United States Treasury Note/Bond	5.000%	5/15/2045	25,760	25,871
	United States Treasury Note/Bond	4.875%	8/15/2045	11,163	11,028
	United States Treasury Note/Bond	4.625%	11/15/2045	66,525	63,599
	United States Treasury Note/Bond	2.500%	2/15/2046	117,064	80,153
	United States Treasury Note/Bond	4.625%	2/15/2046	234,155	223,682
	United States Treasury Note/Bond	2.375%	5/15/2051	14,667	9,084
	United States Treasury Note/Bond	3.000%	8/15/2052	109	77
	United States Treasury Note/Bond	4.000%	11/15/2052	437	371
	United States Treasury Note/Bond	3.625%	2/15/2053	28,411	22,546
	United States Treasury Note/Bond	4.125%	8/15/2053	9,145	7,933
	United States Treasury Note/Bond	4.625%	5/15/2054	20,167	19,017
	United States Treasury Note/Bond	4.500%	11/15/2054	6,472	5,979
	United States Treasury Note/Bond	4.625%	2/15/2055	66,223	62,436
	United States Treasury Note/Bond	4.750%	8/15/2055	44,418	42,785
	United States Treasury Note/Bond	4.625%	11/15/2055	67,650	63,871
	United States Treasury Note/Bond	4.750%	2/15/2056	185,156	178,523
	United States Treasury Note/Bond	5.000%	5/15/2056	147,239	147,693
					10,760,346
Conventional Mortgage-Backed Securities (0.5%)
[3,4]	Fannie Mae Pool	3.000%	6/1/2043	4,721	4,302
[3,4]	Fannie Mae Pool	3.820%	12/1/2030	38,249	37,353
[3,4]	Fannie Mae Pool	4.050%	9/1/2030	39,285	38,742
[3,4]	Fannie Mae Pool	4.120%	10/1/2030	28,642	28,316
[3,4]	Fannie Mae Pool	4.190%	8/1/2030	18,123	17,977
[3,4]	Fannie Mae Pool	4.200%	10/1/2030	52,490	52,062
[3,4]	Fannie Mae Pool	4.220%	8/1/2030–9/1/2030	35,439	35,192
[3,4]	Fannie Mae Pool	4.240%	9/1/2030	62,807	62,407
[3,4]	Fannie Mae Pool	4.270%	10/1/2030	36,365	36,168
[3,4]	Fannie Mae Pool	4.295%	10/1/2030	24,450	24,342
[3,4]	Fannie Mae Pool	4.340%	4/1/2030–8/1/2030	129,269	129,051
[3,4]	Fannie Mae Pool	4.360%	7/1/2030	15,100	15,094
[3,4]	Fannie Mae Pool	4.380%	8/1/2030	12,790	12,780
[3,4]	Fannie Mae Pool	4.400%	9/1/2030	24,875	24,873
[3,4]	Fannie Mae Pool	4.420%	8/1/2030	14,820	14,831
[3,4]	Fannie Mae Pool	4.670%	8/1/2030	8,237	8,318
[3]	Ginnie Mae I Pool	7.000%	11/15/2031–11/15/2033	323	330
[3,4]	UMBS Pool	2.500%	9/1/2027–4/1/2038	16,493	15,248
[3,4]	UMBS Pool	3.000%	3/1/2033	12,152	11,870
[3,4]	UMBS Pool	3.500%	11/1/2045–6/1/2046	44	41
[3,4]	UMBS Pool	5.000%	12/1/2054–10/1/2055	76,554	75,623
					644,920
Nonconventional Mortgage-Backed Securities (0.1%)
[3,4]	Fannie Mae REMICS	1.500%	8/25/2041	721	704
[3,4]	Fannie Mae REMICS	2.500%	8/25/2046	11,772	9,956
[3,4]	Fannie Mae REMICS	3.000%	2/25/2049	481	468
[3,4]	Fannie Mae REMICS	3.500%	4/25/2031–11/25/2057	38,706	37,169
[3,4]	Fannie Mae REMICS	4.000%	7/25/2053	769	766
[3,4]	Freddie Mac REMICS	3.500%	3/15/2031–10/15/2045	5,023	4,741
[3,4]	Freddie Mac REMICS	4.000%	12/15/2030–2/15/2031	1,857	1,836
[3]	Ginnie Mae REMICS	2.500%	10/20/2049	40,789	36,217
					91,857
Total U.S. Government and Agency Obligations (Cost $11,655,425)					11,497,123
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/16/2030	43,970	44,847
[3,5]	American Tower Trust #1	5.490%	3/15/2028	66,310	66,894
[3,5]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/2049	237	235
[3,5]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/2059	508	505
[3,5]	Angel Oak Mortgage Trust Series 2021-6	1.458%	9/25/2066	16,707	14,014
[3,5]	BRAVO Residential Funding Trust Series 2026-NQMR1	5.395%	8/25/2062	34,225	34,164
[3,5]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	6,115	6,142
[3,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/2039	3,946	3,882
[3,5]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	36,272	36,316
[3,5]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/2061	1,803	1,435
[3,5]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/2062	3,516	3,502

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Chesapeake Funding II LLC Series 2024-1A	5.520%	5/15/2036	8,995	9,072
[3,5]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/2051	13,377	12,705
[3,5]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/2051	23,496	21,433
[3,5]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/2030	13,121	13,225
[3,5]	Enterprise Fleet Financing LLC Series 2024-1	5.230%	3/20/2030	7,437	7,472
[3,5]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/2038	53,578	53,218
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/2033	28,605	28,408
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	40,745	41,130
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/2029	47,852	49,020
[3,4]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	15,074	14,639
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/2027	6,409	6,417
[3,5]	GS Mortgage-Backed Securities Trust Series 2026-DSC1	4.725%	5/25/2066	26,583	26,252
[3,5]	Home Partners of America Trust Series 2021-2	1.901%	12/17/2026	22,615	22,276
[3,5]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/2039	2,574	2,535
[3,5]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/2039	4,270	4,200
[3,5]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/2039	1,872	1,857
[3,5]	PRET Trust Series 2025-RPL6	3.850%	9/25/2069	125,582	120,541
[3,5]	PRET Trust Series 2026-RPL1	4.150%	1/25/2070	22,113	21,409
[3,5]	PRET Trust Series 2026-RPL2	4.500%	6/25/2070	29,374	28,442
[3,5]	PRPM Trust Series 2026-RCF1	4.845%	1/25/2056	6,183	6,134
[3,5]	RFR Trust Series 2025-SGRM	5.379%	3/11/2041	34,650	34,943
[3,5]	SoFi Professional Loan Program Trust Series 2021-B	1.140%	2/15/2047	8,445	7,438
[3,5]	Start II Ltd. Series 2019-1	4.089%	3/15/2044	4,805	4,813
[3,5]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/2051	19,129	18,753
[3,5]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/2051	35,385	32,833
[3,5]	Verus Securitization Trust Series 2025-R2	5.086%	7/25/2067	37,876	37,676
[3,5]	Verus Securitization Trust Series 2026-R1	4.832%	10/25/2067	3,622	3,590
[3,5]	Verus Securitization Trust Series 2026-R2	5.389%	10/25/2067	22,664	22,676
[3]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/2027	16,097	16,123
[3,5]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/2038	5,878	5,899
[3,5]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/2038	24,826	25,034
[3,5]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/2039	14,095	14,181
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $938,110)					926,280
Corporate Bonds (21.3%)
Communications (1.3%)
	Alphabet Inc.	4.375%	11/15/2032	13,050	12,875
	Alphabet Inc.	4.400%	2/15/2033	30,080	29,586
	Alphabet Inc.	4.700%	11/15/2035	40,060	39,375
	Alphabet Inc.	4.800%	2/15/2036	64,610	63,874
	Alphabet Inc.	5.500%	2/15/2046	19,140	18,942
	Alphabet Inc.	5.250%	5/15/2055	3,230	3,045
	Alphabet Inc.	5.650%	2/15/2056	36,115	35,846
	Alphabet Inc.	5.300%	5/15/2065	10,930	10,116
	Alphabet Inc.	5.750%	2/15/2066	15,745	15,620
	Alphabet Inc.	5.700%	11/15/2075	11,580	11,290
	America Movil SAB de CV	3.625%	4/22/2029	26,990	26,215
	AT&T Inc.	3.500%	6/1/2041	56,803	44,101
	AT&T Inc.	4.300%	12/15/2042	61,391	51,136
	AT&T Inc.	4.350%	6/15/2045	13,770	11,177
	AT&T Inc.	5.550%	11/1/2045	26,495	25,130
	AT&T Inc.	5.850%	4/30/2046	57,800	56,434
	AT&T Inc.	4.750%	5/15/2046	20,379	17,321
	AT&T Inc.	3.650%	6/1/2051	16,009	11,035
	AT&T Inc.	3.500%	9/15/2053	10,710	7,082
	AT&T Inc.	3.550%	9/15/2055	5,355	3,494
	AT&T Inc.	6.050%	8/15/2056	9,700	9,578
	AT&T Inc.	3.800%	12/1/2057	5,282	3,588
	AT&T Inc.	3.650%	9/15/2059	11,780	7,686
	AT&T Inc.	6.300%	10/30/2066	11,540	11,584
	Charter Communications Operating LLC	6.100%	6/1/2029	4,675	4,813
	Comcast Corp.	5.650%	6/15/2035	4,725	4,884
	Comcast Corp.	6.500%	11/15/2035	945	1,033
	Comcast Corp.	3.250%	11/1/2039	15,755	12,169
	Comcast Corp.	3.750%	4/1/2040	8,140	6,613
	Comcast Corp.	3.400%	7/15/2046	5,475	3,775
	Comcast Corp.	3.969%	11/1/2047	41,219	30,575
	Comcast Corp.	3.999%	11/1/2049	29,824	21,755
	Comcast Corp.	2.800%	1/15/2051	32,870	18,935

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	2.887%	11/1/2051	122,993	71,852
	Comcast Corp.	2.450%	8/15/2052	20,070	10,483
	Comcast Corp.	6.050%	5/15/2055	9,600	9,473
	Comcast Corp.	2.937%	11/1/2056	243,173	136,356
	Comcast Corp.	2.987%	11/1/2063	84,251	45,167
	Meta Platforms Inc.	5.500%	11/15/2045	91,025	85,377
	Meta Platforms Inc.	6.200%	5/15/2046	45,090	45,551
	Meta Platforms Inc.	5.600%	5/15/2053	13,422	12,426
	Meta Platforms Inc.	5.400%	8/15/2054	53,145	47,519
	Meta Platforms Inc.	5.750%	5/15/2063	15,440	14,161
	Meta Platforms Inc.	5.550%	8/15/2064	17,300	15,387
[5]	NTT Finance Corp.	4.620%	7/16/2028	19,455	19,463
[5]	NTT Finance Corp.	4.876%	7/16/2030	22,805	22,886
[5]	NTT Finance Corp.	2.065%	4/3/2031	10,370	9,135
[5]	Ooredoo International Finance Ltd.	2.625%	4/8/2031	23,430	21,399
	Orange SA	9.000%	3/1/2031	20,280	23,822
	T-Mobile USA Inc.	2.050%	2/15/2028	37,110	35,717
	T-Mobile USA Inc.	4.850%	1/15/2029	8,160	8,232
	T-Mobile USA Inc.	4.200%	10/1/2029	50,702	50,212
	T-Mobile USA Inc.	3.875%	4/15/2030	9,560	9,303
	T-Mobile USA Inc.	5.050%	7/15/2033	26,910	27,096
	T-Mobile USA Inc.	5.150%	4/15/2034	30,000	30,241
	T-Mobile USA Inc.	5.000%	2/15/2036	59,665	58,800
	T-Mobile USA Inc.	4.375%	4/15/2040	9,700	8,605
	T-Mobile USA Inc.	4.500%	4/15/2050	7,600	6,196
	T-Mobile USA Inc.	3.400%	10/15/2052	7,900	5,248
	T-Mobile USA Inc.	5.850%	2/15/2056	9,400	9,207
	TWDC Enterprises 18 Corp.	4.375%	8/16/2041	26,724	23,674
	Uber Technologies Inc.	4.800%	9/15/2034	45,135	44,183
	Uber Technologies Inc.	4.800%	9/15/2035	34,530	33,616
	Verizon Communications Inc.	5.750%	11/30/2045	29,215	28,764
	Walt Disney Co.	3.500%	5/13/2040	21,963	18,027
	Walt Disney Co.	4.750%	9/15/2044	2,358	2,118
					1,620,378
Consumer Discretionary (0.6%)
	Amazon.com Inc.	3.600%	4/13/2032	84,875	80,697
	Amazon.com Inc.	4.550%	3/13/2033	46,000	45,516
	Amazon.com Inc.	4.875%	3/13/2036	54,755	54,075
	Amazon.com Inc.	2.875%	5/12/2041	2,600	1,936
	Amazon.com Inc.	5.650%	3/13/2046	23,235	23,186
	Amazon.com Inc.	3.950%	4/13/2052	5,395	4,155
	Amazon.com Inc.	5.800%	3/13/2056	99,135	99,154
	Amazon.com Inc.	4.250%	8/22/2057	41,967	32,956
	Amazon.com Inc.	4.100%	4/13/2062	8,245	6,153
	Amazon.com Inc.	5.950%	3/13/2066	50,950	51,319
	Amazon.com Inc.	6.050%	3/13/2076	77,055	77,671
[3]	Brown University	2.924%	9/1/2050	5,150	3,377
[3]	Duke University	2.832%	10/1/2055	25,700	16,043
[3]	Georgetown University	4.315%	4/1/2049	4,152	3,413
[3]	Georgetown University	2.943%	4/1/2050	4,115	2,638
	Home Depot Inc.	4.850%	6/25/2031	11,510	11,707
	Home Depot Inc.	3.250%	4/15/2032	22,816	21,275
	Home Depot Inc.	3.300%	4/15/2040	12,800	10,280
	Home Depot Inc.	4.200%	4/1/2043	8,075	6,868
	Home Depot Inc.	4.875%	2/15/2044	15,605	14,278
	Home Depot Inc.	4.400%	3/15/2045	34,095	29,091
	Home Depot Inc.	4.250%	4/1/2046	32,565	27,126
	Home Depot Inc.	4.500%	12/6/2048	20,799	17,647
	Home Depot Inc.	3.125%	12/15/2049	2,490	1,662
	Home Depot Inc.	3.350%	4/15/2050	17,300	12,039
	Home Depot Inc.	2.375%	3/15/2051	2,495	1,407
	Home Depot Inc.	2.750%	9/15/2051	11,710	7,112
	Home Depot Inc.	3.625%	4/15/2052	25,570	18,380
	Home Depot Inc.	5.300%	6/25/2054	23,770	22,392
[5]	Hyundai Capital America	1.650%	9/17/2026	36,480	36,191
[3]	Johns Hopkins University	4.083%	7/1/2053	7,625	6,118
[3]	Northeastern University	2.894%	10/1/2050	6,995	4,595
[3]	Northwestern University	2.640%	12/1/2050	805	497
[3]	Trustees of Princeton University	2.516%	7/1/2050	1,997	1,230

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trustees of Princeton University	4.201%	3/1/2052	2,157	1,770
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	6,177	3,618
[3]	University of Chicago	2.761%	4/1/2045	5,825	4,570
	University of Southern California	4.976%	10/1/2053	15,930	14,588
[3]	Yale University	2.402%	4/15/2050	1,366	813
					777,543
Consumer Staples (1.6%)
	Anheuser-Busch Cos. LLC	6.500%	1/1/2028	19,550	20,171
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	60,550	58,949
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	121,844	111,363
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	6,460	6,037
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	14,877	15,164
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	61,631	58,038
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	12,267	12,069
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	10,479	10,670
	BAT Capital Corp.	6.343%	8/2/2030	10,115	10,738
	BAT Capital Corp.	5.350%	8/15/2032	14,875	15,272
	BAT Capital Corp.	6.000%	2/20/2034	18,947	20,022
	BAT Capital Corp.	5.625%	8/15/2035	44,866	46,311
	BAT Capital Corp.	4.390%	8/15/2037	36,480	33,377
	BAT Capital Corp.	7.079%	8/2/2043	24,622	27,399
	BAT Capital Corp.	4.540%	8/15/2047	26,739	22,004
[5]	Cargill Inc.	6.875%	5/1/2028	19,355	20,041
[5]	CK Hutchison International 20 Ltd.	3.375%	5/8/2050	22,015	15,855
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	9,037	9,215
	Diageo Capital plc	2.375%	10/24/2029	20,000	18,667
	Diageo Capital plc	2.000%	4/29/2030	5,830	5,289
	Diageo Capital plc	2.125%	4/29/2032	1,845	1,596
[5]	Imperial Brands Finance plc	4.500%	6/30/2028	20,830	20,809
	JBS NV	3.000%	2/2/2029	4,275	4,101
	JBS NV	3.000%	5/15/2032	15,975	14,204
	JBS NV	5.750%	4/1/2033	11,790	12,119
	JBS NV	6.750%	3/15/2034	896	976
	JBS NV	5.950%	4/20/2035	8,380	8,642
	JBS NV	5.500%	1/15/2036	25,510	25,468
[5]	JBS NV	5.625%	3/10/2037	33,315	33,217
	JBS NV	6.375%	2/25/2055	8,202	8,189
	JBS NV	6.250%	3/1/2056	79,461	77,629
[5]	JBS NV	6.400%	5/10/2057	52,987	52,662
	JBS NV	6.375%	4/15/2066	32,765	32,008
	Kenvue Inc.	5.000%	3/22/2030	32,560	33,083
	Kenvue Inc.	4.850%	5/22/2032	37,460	37,801
	Kenvue Inc.	4.900%	3/22/2033	39,019	39,265
	Kenvue Inc.	5.100%	3/22/2043	29,017	27,725
[5]	Mars Inc.	4.800%	3/1/2030	41,665	41,946
[5]	Mars Inc.	5.200%	3/1/2035	117,725	118,487
[5]	Mars Inc.	5.650%	5/1/2045	66,112	65,550
[5]	Mars Inc.	5.700%	5/1/2055	38,105	37,578
[5]	Mars Inc.	5.800%	5/1/2065	26,483	26,305
	Philip Morris International Inc.	5.625%	11/17/2029	44,150	45,642
	Philip Morris International Inc.	5.125%	2/15/2030	107,792	109,860
	Philip Morris International Inc.	4.000%	10/29/2030	13,725	13,427
	Philip Morris International Inc.	5.125%	2/13/2031	28,130	28,725
	Philip Morris International Inc.	4.750%	11/1/2031	21,770	21,860
	Philip Morris International Inc.	4.250%	10/29/2032	98,320	95,452
	Philip Morris International Inc.	5.750%	11/17/2032	50,815	53,311
	Philip Morris International Inc.	5.375%	2/15/2033	98,706	101,605
	Philip Morris International Inc.	5.250%	2/13/2034	104,740	106,716
	Philip Morris International Inc.	4.625%	10/29/2035	48,600	46,906
	Philip Morris International Inc.	4.875%	4/29/2036	40,860	40,060
	Philip Morris International Inc.	4.375%	11/15/2041	3,744	3,280
	Philip Morris International Inc.	4.500%	3/20/2042	3,294	2,900
	Philip Morris International Inc.	4.125%	3/4/2043	3,565	2,984
	Philip Morris International Inc.	4.875%	11/15/2043	17,539	15,955
	Philip Morris International Inc.	4.250%	11/10/2044	23,295	19,520
	Reynolds American Inc.	5.700%	8/15/2035	8,245	8,507
	Reynolds American Inc.	5.850%	8/15/2045	35,797	35,118
					2,007,839

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy (1.3%)
	BP Capital Markets America Inc.	1.749%	8/10/2030	12,780	11,449
	BP Capital Markets America Inc.	2.721%	1/12/2032	38,165	34,483
	BP Capital Markets America Inc.	4.893%	9/11/2033	39,975	39,968
	BP Capital Markets America Inc.	5.227%	11/17/2034	26,000	26,470
	BP Capital Markets America Inc.	3.060%	6/17/2041	20,000	15,133
	BP Capital Markets America Inc.	2.939%	6/4/2051	30,385	19,315
	BP Capital Markets America Inc.	3.379%	2/8/2061	12,750	8,266
	Cheniere Energy Partners LP	5.950%	6/30/2033	9,045	9,478
[5]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	8,490	8,538
[5]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	25,130	24,950
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	4,550	4,670
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	11,830	12,333
[5]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	25,380	26,839
[5]	Columbia Pipelines Operating Co. LLC	5.507%	5/15/2036	18,670	18,872
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	39,861	42,454
[5]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/2063	8,253	8,958
	Diamondback Energy Inc.	5.400%	4/18/2034	18,625	19,045
	Diamondback Energy Inc.	5.550%	4/1/2035	22,625	23,323
	Diamondback Energy Inc.	6.250%	3/15/2053	15,190	15,780
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	19,580	18,519
[3]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	4,185	3,695
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	24,863	21,296
	Enbridge Inc.	4.900%	6/20/2030	10,795	10,872
	Enbridge Inc.	5.550%	6/20/2035	8,520	8,724
	Enbridge Inc.	6.700%	11/15/2053	12,000	13,224
	Enbridge Inc.	5.950%	4/5/2054	9,700	9,768
	Energy Transfer LP	5.250%	4/15/2029	45,390	46,173
	Energy Transfer LP	5.200%	4/1/2030	11,955	12,190
	Energy Transfer LP	5.550%	5/15/2034	8,900	9,089
	Energy Transfer LP	5.350%	1/15/2036	12,570	12,552
	Energy Transfer LP	5.150%	2/1/2043	4,845	4,385
	Energy Transfer LP	5.350%	5/15/2045	4,800	4,365
	Energy Transfer LP	6.125%	12/15/2045	14,600	14,488
	Energy Transfer LP	5.300%	4/15/2047	5,745	5,156
	Energy Transfer LP	5.400%	10/1/2047	32,748	29,779
	Energy Transfer LP	6.000%	6/15/2048	14,542	14,141
	Energy Transfer LP	5.000%	5/15/2050	5,110	4,351
	Energy Transfer LP	5.950%	5/15/2054	22,860	22,062
[5]	Eni SpA	5.250%	5/18/2036	20,045	19,859
[5]	Eni SpA	5.950%	5/15/2054	22,380	22,331
[5]	Eni SpA	6.000%	5/18/2056	35,385	35,287
	Enterprise Products Operating LLC	5.200%	1/15/2036	13,410	13,501
	Enterprise Products Operating LLC	5.950%	2/1/2041	3,000	3,139
	Enterprise Products Operating LLC	5.100%	2/15/2045	38,900	36,451
	Enterprise Products Operating LLC	4.900%	5/15/2046	7,125	6,438
	Enterprise Products Operating LLC	4.800%	2/1/2049	19,387	17,091
	Enterprise Products Operating LLC	3.300%	2/15/2053	9,600	6,434
	Enterprise Products Operating LLC	5.550%	2/16/2055	7,600	7,364
	EOG Resources Inc.	4.400%	1/15/2031	8,630	8,537
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	33,946	30,402
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	27,460	28,005
[5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	20,319	20,900
[3]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	8,075	8,321
[5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/2042	26,755	28,323
[5]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	31,210	31,811
	MPLX LP	4.950%	9/1/2032	7,275	7,258
	MPLX LP	5.500%	6/1/2034	10,810	10,986
	ONEOK Inc.	5.650%	11/1/2028	10,995	11,249
	ONEOK Inc.	4.750%	10/15/2031	17,015	16,900
	ONEOK Inc.	4.950%	10/15/2032	19,625	19,563
	ONEOK Inc.	6.050%	9/1/2033	359	377
	ONEOK Inc.	5.400%	10/15/2035	4,845	4,862
	ONEOK Inc.	6.625%	9/1/2053	16,620	17,461
	ONEOK Inc.	6.250%	10/15/2055	20,640	20,720
[5]	Schlumberger Holdings Corp.	3.900%	5/17/2028	31,025	30,764
[5]	Schlumberger Holdings Corp.	5.000%	11/15/2029	14,400	14,618
[3]	Shell Finance US Inc.	4.125%	5/11/2035	43,465	41,161
[5]	Shell Finance US Inc.	5.500%	3/25/2040	21,235	21,471
[3]	Shell Finance US Inc.	4.550%	8/12/2043	2,650	2,349

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Shell Finance US Inc.	4.375%	5/11/2045	112,149	95,922
[3]	Shell Finance US Inc.	4.000%	5/10/2046	10,000	8,011
[3]	Shell Finance US Inc.	3.750%	9/12/2046	6,460	4,990
[5]	Shell Finance US Inc.	3.000%	11/26/2051	39,345	25,509
	Shell International Finance BV	2.875%	11/26/2041	15,000	10,970
	Suncor Energy Inc.	5.950%	12/1/2034	15,090	15,837
	Targa Resources Corp.	4.350%	1/15/2029	28,965	28,843
	Targa Resources Corp.	6.150%	3/1/2029	29,070	30,229
	Targa Resources Corp.	5.550%	8/15/2035	43,355	43,994
	Targa Resources Corp.	6.125%	5/15/2055	29,735	29,850
	TotalEnergies Capital SA	5.150%	4/5/2034	25,180	25,652
	TotalEnergies Capital SA	5.488%	4/5/2054	25,305	24,538
	TotalEnergies Capital SA	5.275%	9/10/2054	24,174	22,771
	TotalEnergies Capital SA	5.638%	4/5/2064	22,020	21,367
	TotalEnergies Capital SA	5.425%	9/10/2064	38,337	36,109
[5]	Whistler Pipeline LLC	5.400%	9/30/2029	7,725	7,875
[5]	Whistler Pipeline LLC	5.700%	9/30/2031	5,790	5,953
					1,617,506
Financials (8.1%)
	ACE Capital Trust II	9.700%	4/1/2030	20,000	23,307
	AerCap Ireland Capital DAC	3.000%	10/29/2028	6,985	6,728
	AerCap Ireland Capital DAC	3.300%	1/30/2032	3,550	3,249
[5]	AIB Group plc	5.871%	3/28/2035	11,155	11,565
	Allstate Corp.	5.250%	3/30/2033	10,000	10,179
	Allstate Corp.	5.550%	5/9/2035	6,611	6,827
	Allstate Corp.	3.850%	8/10/2049	4,741	3,553
	American Express Co.	4.731%	4/25/2029	29,025	29,168
	American Express Co.	4.351%	7/20/2029	120	120
	American Express Co.	5.282%	7/27/2029	9,700	9,852
	American Express Co.	6.489%	10/30/2031	3,295	3,529
	American Express Co.	4.918%	7/20/2033	38,031	38,072
	American Express Co.	4.420%	8/3/2033	8,245	8,029
	American Express Co.	5.043%	5/1/2034	22,376	22,472
	American Express Co.	5.625%	7/28/2034	6,675	6,835
	American Express Co.	5.915%	4/25/2035	8,900	9,238
	American Express Co.	5.284%	7/26/2035	39,245	39,704
	American Express Co.	5.442%	1/30/2036	3,400	3,469
	American Express Co.	5.667%	4/25/2036	29,880	30,976
	American Express Co.	4.804%	10/24/2036	20,251	19,601
	American International Group Inc.	4.850%	5/7/2030	8,615	8,693
	American International Group Inc.	5.125%	3/27/2033	20,145	20,354
	American International Group Inc.	4.750%	4/1/2048	4,675	4,112
	Ameriprise Financial Inc.	5.700%	12/15/2028	16,748	17,246
	Ameriprise Financial Inc.	4.500%	5/13/2032	11,845	11,736
	Ameriprise Financial Inc.	5.150%	5/15/2033	16,715	17,011
	Arthur J Gallagher & Co.	4.850%	12/15/2029	4,450	4,488
[5]	Athene Global Funding	2.717%	1/7/2029	33,350	31,467
[5]	Athene Global Funding	5.583%	1/9/2029	28,585	28,964
[5]	Athene Global Funding	4.721%	10/8/2029	39,962	39,445
[5]	Athene Global Funding	5.380%	1/7/2030	43,770	44,000
[5]	Athene Global Funding	5.033%	7/17/2030	8,202	8,127
[5]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/2035	22,135	19,844
[5]	Aviation Capital Group LLC	1.950%	9/20/2026	14,298	14,190
[3]	Banco Santander SA	5.365%	7/15/2028	25,400	25,655
	Banco Santander SA	4.551%	11/6/2030	54,000	53,179
	Banco Santander SA	2.749%	12/3/2030	8,400	7,592
[3]	Bank of America Corp.	4.948%	7/22/2028	8,415	8,468
	Bank of America Corp.	6.204%	11/10/2028	9,700	9,939
[3]	Bank of America Corp.	3.419%	12/20/2028	8,681	8,543
	Bank of America Corp.	5.202%	4/25/2029	18,685	18,913
[3]	Bank of America Corp.	4.271%	7/23/2029	65,865	65,463
	Bank of America Corp.	5.819%	9/15/2029	14,175	14,552
[3]	Bank of America Corp.	3.974%	2/7/2030	80,000	78,698
[3]	Bank of America Corp.	3.194%	7/23/2030	31,085	29,769
	Bank of America Corp.	5.162%	1/24/2031	11,022	11,205
[3]	Bank of America Corp.	2.496%	2/13/2031	50,870	47,070
[3]	Bank of America Corp.	2.592%	4/29/2031	12,445	11,501
	Bank of America Corp.	4.571%	4/27/2033	29,200	28,670
[3]	Bank of America Corp.	5.015%	7/22/2033	29,430	29,577

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	5.288%	4/25/2034	9,695	9,845
	Bank of America Corp.	5.872%	9/15/2034	75,105	78,733
	Bank of America Corp.	5.511%	1/24/2036	74,137	75,950
	Bank of America Corp.	5.464%	5/9/2036	9,695	9,898
	Bank of America Corp.	3.846%	3/8/2037	40,872	38,055
[3]	Bank of America Corp.	5.875%	2/7/2042	9,965	10,307
	Bank of America Corp.	3.311%	4/22/2042	55,635	43,020
[3]	Bank of America Corp.	5.000%	1/21/2044	39,433	37,043
[3]	Bank of America Corp.	3.946%	1/23/2049	5,380	4,213
[3]	Bank of America Corp.	4.330%	3/15/2050	51,211	42,199
	Bank of America Corp.	2.972%	7/21/2052	65,950	42,615
[3,6]	Bank of Montreal	4.547%	6/2/2029	40,435	40,460
[3,6]	Bank of Montreal	4.879%	6/2/2032	12,665	12,676
[3,6]	Bank of Montreal	5.298%	6/2/2037	38,485	38,528
	Bank of New York Mellon Corp.	4.729%	4/20/2029	10,395	10,469
	Bank of New York Mellon Corp.	5.060%	7/22/2032	6,460	6,561
[3]	Bank of New York Mellon Corp.	5.834%	10/25/2033	37,940	40,012
	Bank of New York Mellon Corp.	4.706%	2/1/2034	14,535	14,368
[3]	Bank of New York Mellon Corp.	4.967%	4/26/2034	34,820	34,874
[3]	Bank of New York Mellon Corp.	6.474%	10/25/2034	8,245	9,011
[3]	Bank of New York Mellon Corp.	5.188%	3/14/2035	1,615	1,638
[5]	Banque Federative du Credit Mutuel SA	4.591%	10/16/2028	40,490	40,478
[5]	Banque Federative du Credit Mutuel SA	5.538%	1/22/2030	41,177	42,210
	Barclays plc	2.279%	11/24/2027	14,930	14,777
	Barclays plc	5.086%	2/25/2029	24,695	24,891
	Barclays plc	4.476%	11/11/2029	40,075	39,828
	Barclays plc	5.367%	2/25/2031	12,925	13,127
	Barclays plc	3.330%	11/24/2042	27,170	20,318
	BlackRock Funding Inc.	5.250%	3/14/2054	21,680	20,465
	Blackrock Inc.	2.100%	2/25/2032	24,849	21,833
	Blackrock Inc.	4.750%	5/25/2033	49,120	49,511
[5]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/2032	22,680	19,895
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	11,900	11,753
[5]	BNP Paribas SA	3.500%	11/16/2027	69,325	68,553
[5]	BNP Paribas SA	2.591%	1/20/2028	25,560	25,258
[5]	BNP Paribas SA	5.335%	6/12/2029	36,955	37,484
[5]	BNP Paribas SA	5.497%	5/20/2030	8,245	8,413
[5]	BNP Paribas SA	5.085%	5/9/2031	9,500	9,573
[5]	BNP Paribas SA	5.786%	1/13/2033	12,215	12,629
[5]	BPCE SA	2.045%	10/19/2027	25,245	25,013
[5]	BPCE SA	3.500%	10/23/2027	64,230	63,398
[5]	BPCE SA	5.281%	5/30/2029	19,230	19,596
[5]	BPCE SA	2.700%	10/1/2029	50,000	46,934
[5]	BPCE SA	5.876%	1/14/2031	51,825	53,329
[5]	BPCE SA	5.389%	5/28/2031	13,630	13,804
[5]	BPCE SA	7.003%	10/19/2034	6,675	7,291
[5]	BPCE SA	5.936%	5/30/2035	10,150	10,418
[5]	BPCE SA	5.417%	1/13/2037	54,000	52,914
[5,6]	BPCE SA	5.773%	6/2/2037	25,085	25,231
[5]	Brighthouse Financial Global Funding	2.000%	6/28/2028	16,275	15,249
[5]	Brighthouse Financial Global Funding	5.650%	6/10/2029	39,595	39,884
[5]	CaixaBank SA	4.634%	7/3/2029	41,295	41,305
[5]	CaixaBank SA	4.885%	7/3/2031	37,050	37,052
[5]	CaixaBank SA	4.818%	4/22/2032	9,985	9,926
[5]	CaixaBank SA	5.402%	4/22/2037	66,865	66,270
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	22,040	21,842
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	30,565	30,542
	Capital One Financial Corp.	7.149%	10/29/2027	15,235	15,394
	Capital One Financial Corp.	6.312%	6/8/2029	820	846
	Capital One Financial Corp.	5.700%	2/1/2030	11,802	12,091
[3]	Capital One Financial Corp.	7.624%	10/30/2031	36,606	40,320
	Charles Schwab Corp.	2.000%	3/20/2028	20,309	19,523
	Chubb INA Holdings LLC	5.300%	5/20/2036	35,685	36,175
	Chubb INA Holdings LLC	6.000%	5/11/2037	50,000	53,293
	Citigroup Inc.	5.174%	9/11/2036	18,805	18,714
[3]	Citigroup Inc.	3.878%	1/24/2039	37,030	32,155
	Citigroup Inc.	2.904%	11/3/2042	15,546	11,264
[5]	CNO Global Funding	5.875%	6/4/2027	34,533	35,002
[5]	CNO Global Funding	4.875%	12/10/2027	6,940	6,950
[5]	CNO Global Funding	2.650%	1/6/2029	12,585	11,945

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Commonwealth Bank of Australia	5.071%	9/14/2028	36,585	37,263
[5]	Commonwealth Bank of Australia	2.688%	3/11/2031	74,015	66,947
[5]	Commonwealth Bank of Australia	3.784%	3/14/2032	9,885	9,257
[5]	Cooperatieve Rabobank UA	4.655%	8/22/2028	26,667	26,715
[5]	Corebridge Global Funding	5.900%	9/19/2028	8,525	8,757
[5]	Corebridge Global Funding	5.200%	1/12/2029	21,335	21,619
[5]	Corebridge Global Funding	5.200%	6/24/2029	14,205	14,388
[5]	Credit Agricole SA	4.631%	9/11/2028	32,140	32,163
[5]	Credit Agricole SA	6.316%	10/3/2029	16,442	17,037
[5]	Credit Agricole SA	4.656%	1/12/2032	36,405	35,892
[5]	Credit Agricole SA	5.862%	1/9/2036	7,600	7,833
[5]	Danske Bank A/S	1.549%	9/10/2027	55,460	55,016
[5]	Danske Bank A/S	5.705%	3/1/2030	1,915	1,963
	Deutsche Bank AG	6.720%	1/18/2029	1,660	1,714
	Deutsche Bank AG	6.819%	11/20/2029	1,765	1,849
	Deutsche Bank AG	4.469%	12/10/2031	22,965	22,594
[5]	DNB Bank ASA	1.605%	3/30/2028	45,870	44,814
[5]	Equitable America Global Funding	3.950%	9/15/2027	5,380	5,333
[5]	Equitable Financial Life Global Funding	1.400%	8/27/2027	18,220	17,526
[5]	Equitable Financial Life Global Funding	4.875%	11/19/2027	8,245	8,273
[5]	Equitable Financial Life Global Funding	1.800%	3/8/2028	28,220	26,843
[5]	Farmers Exchange Capital	7.050%	7/15/2028	25,000	25,881
[5]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/2028	35,825	36,578
[5]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/2029	87,697	89,436
[5]	Federation des Caisses Desjardins du Quebec	4.565%	8/26/2030	29,580	29,452
	Fifth Third Bancorp	4.055%	4/25/2028	15,040	14,990
[5]	GA Global Funding Trust	5.200%	12/9/2031	17,715	17,429
	Globe Life Inc.	4.800%	6/15/2032	32,120	31,689
[6]	Goldman Sachs Bank USA	4.656%	6/3/2029	23,585	23,622
	Goldman Sachs Group Inc.	2.640%	2/24/2028	2,710	2,676
[3]	Goldman Sachs Group Inc.	3.691%	6/5/2028	15,125	15,022
	Goldman Sachs Group Inc.	4.148%	1/21/2029	57,342	56,953
[3]	Goldman Sachs Group Inc.	3.814%	4/23/2029	1,225	1,208
[3]	Goldman Sachs Group Inc.	4.223%	5/1/2029	62,140	61,683
	Goldman Sachs Group Inc.	5.049%	7/23/2030	5,700	5,752
	Goldman Sachs Group Inc.	4.692%	10/23/2030	4,145	4,139
	Goldman Sachs Group Inc.	5.218%	4/23/2031	20,000	20,280
	Goldman Sachs Group Inc.	4.516%	1/21/2032	94,243	92,786
	Goldman Sachs Group Inc.	1.992%	1/27/2032	30,600	26,924
	Goldman Sachs Group Inc.	2.615%	4/22/2032	88,125	79,361
	Goldman Sachs Group Inc.	2.383%	7/21/2032	79,000	69,871
	Goldman Sachs Group Inc.	2.650%	10/21/2032	14,050	12,500
	Goldman Sachs Group Inc.	3.102%	2/24/2033	15,000	13,597
	Goldman Sachs Group Inc.	5.094%	4/20/2034	64,000	63,859
	Goldman Sachs Group Inc.	4.939%	10/21/2036	5,700	5,534
	Goldman Sachs Group Inc.	5.065%	1/21/2037	39,400	38,537
	Goldman Sachs Group Inc.	6.750%	10/1/2037	43,995	48,113
[3]	Goldman Sachs Group Inc.	4.800%	7/8/2044	25,675	22,997
	Goldman Sachs Group Inc.	5.541%	1/21/2047	20,845	20,112
	HSBC Holdings plc	5.887%	8/14/2027	45,153	45,272
	HSBC Holdings plc	5.597%	5/17/2028	69,410	70,150
	HSBC Holdings plc	4.899%	3/3/2029	40,820	41,032
[3]	HSBC Holdings plc	4.583%	6/19/2029	38,602	38,558
	HSBC Holdings plc	2.206%	8/17/2029	44,345	42,124
	HSBC Holdings plc	4.711%	5/12/2030	66,870	66,712
	HSBC Holdings plc	5.240%	5/13/2031	33,800	34,231
[3]	HSBC Holdings plc	2.357%	8/18/2031	48,710	44,024
	HSBC Holdings plc	4.619%	11/6/2031	25,170	24,870
	HSBC Holdings plc	4.675%	3/10/2032	33,770	33,346
	HSBC Holdings plc	2.804%	5/24/2032	36,410	32,921
	HSBC Holdings plc	6.254%	3/9/2034	9,700	10,326
	HSBC Holdings plc	5.208%	5/12/2034	94,145	93,953
	HSBC Holdings plc	5.279%	3/10/2037	33,730	33,335
	HSBC Holdings plc	6.100%	1/14/2042	38,220	40,548
	Huntington National Bank	4.552%	5/17/2028	11,240	11,249
	Intercontinental Exchange Inc.	4.350%	6/15/2029	8,575	8,542
	Intercontinental Exchange Inc.	4.200%	3/15/2031	26,402	25,971
	Intercontinental Exchange Inc.	4.600%	3/15/2033	38,595	38,222
	Intercontinental Exchange Inc.	2.650%	9/15/2040	38,055	27,787
	Intercontinental Exchange Inc.	3.000%	6/15/2050	55,832	36,562

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intercontinental Exchange Inc.	4.950%	6/15/2052	84,901	76,933
	JPMorgan Chase & Co.	2.069%	6/1/2029	21,231	20,243
[3]	JPMorgan Chase & Co.	4.452%	12/5/2029	84,735	84,430
	JPMorgan Chase & Co.	5.012%	1/23/2030	24,600	24,844
[3]	JPMorgan Chase & Co.	3.702%	5/6/2030	16,000	15,612
	JPMorgan Chase & Co.	4.603%	10/22/2030	77,025	76,895
	JPMorgan Chase & Co.	5.140%	1/24/2031	36,085	36,635
	JPMorgan Chase & Co.	5.103%	4/22/2031	56,665	57,578
	JPMorgan Chase & Co.	2.580%	4/22/2032	58,675	53,004
	JPMorgan Chase & Co.	4.586%	4/26/2033	30,000	29,548
	JPMorgan Chase & Co.	4.912%	7/25/2033	24,540	24,571
	JPMorgan Chase & Co.	5.350%	6/1/2034	49,830	50,824
	JPMorgan Chase & Co.	5.336%	1/23/2035	19,350	19,622
	JPMorgan Chase & Co.	5.294%	7/22/2035	18,000	18,174
	JPMorgan Chase & Co.	5.572%	4/22/2036	104,305	107,308
	JPMorgan Chase & Co.	5.576%	7/23/2036	10,580	10,733
[3]	JPMorgan Chase & Co.	3.109%	4/22/2041	19,440	15,042
	JPMorgan Chase & Co.	5.600%	7/15/2041	96,000	97,685
	JPMorgan Chase & Co.	5.400%	1/6/2042	18,035	17,894
	JPMorgan Chase & Co.	3.157%	4/22/2042	50,000	38,117
	JPMorgan Chase & Co.	5.625%	8/16/2043	16,100	16,169
	JPMorgan Chase & Co.	5.534%	11/29/2045	15,000	14,897
[3]	JPMorgan Chase & Co.	3.964%	11/15/2048	170,535	135,166
[3]	JPMorgan Chase & Co.	3.109%	4/22/2051	19,885	13,272
[5]	KBC Group NV	5.796%	1/19/2029	3,602	3,672
[5]	KBC Group NV	6.324%	9/21/2034	24,055	25,785
[5]	Liberty Mutual Group Inc.	4.569%	2/1/2029	23,725	23,663
[5]	Liberty Mutual Group Inc.	5.500%	6/15/2052	26,870	25,114
[5]	Liberty Mutual Insurance Co.	7.875%	10/15/2026	31,210	31,554
[5]	Lincoln Financial Global Funding	4.625%	5/28/2028	10,065	10,070
[3]	Lloyds Banking Group plc	3.574%	11/7/2028	7,275	7,186
	Lloyds Banking Group plc	5.087%	11/26/2028	23,710	23,934
	Lloyds Banking Group plc	4.818%	6/13/2029	28,900	29,063
	Lloyds Banking Group plc	5.721%	6/5/2030	9,275	9,538
	Lloyds Banking Group plc	4.425%	11/4/2031	54,315	53,429
	Lloyds Banking Group plc	5.679%	1/5/2035	13,300	13,679
[5]	LSEG Finance plc	2.000%	4/6/2028	24,615	23,529
[5]	LSEG Finance plc	2.500%	4/6/2031	8,604	7,768
[5]	Lseg US Fin Corp.	5.297%	3/28/2034	8,475	8,579
[5]	Lseg US Fin Corp.	5.250%	3/23/2036	17,455	17,387
[5]	Macquarie Group Ltd.	1.935%	4/14/2028	42,835	41,868
[5]	Macquarie Group Ltd.	2.871%	1/14/2033	50,277	44,984
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	78,846	79,172
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	23,405	23,369
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	4,965	4,411
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	20,255	12,587
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	7,835	7,449
[5]	Met Tower Global Funding	5.250%	4/12/2029	11,205	11,406
	MetLife Inc.	4.125%	8/13/2042	15,565	13,072
	MetLife Inc.	4.875%	11/13/2043	17,000	15,616
	MetLife Inc.	5.000%	7/15/2052	15,634	14,104
[5]	Metropolitan Life Global Funding I	3.000%	9/19/2027	21,455	21,096
[5]	Metropolitan Life Global Funding I	4.300%	8/25/2029	15,345	15,242
[5]	Metropolitan Life Global Funding I	2.400%	1/11/2032	53,825	47,501
[5]	Metropolitan Life Global Funding I	5.150%	3/28/2033	16,475	16,653
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	31,915	32,114
[3]	Morgan Stanley	3.772%	1/24/2029	64,293	63,515
	Morgan Stanley	4.238%	1/9/2030	31,020	30,684
	Morgan Stanley	5.173%	1/16/2030	30,000	30,355
	Morgan Stanley	5.042%	7/19/2030	5,700	5,750
	Morgan Stanley	5.230%	1/15/2031	33,615	34,114
[3]	Morgan Stanley	2.699%	1/22/2031	74,290	69,164
	Morgan Stanley	4.493%	1/16/2032	14,265	14,039
	Morgan Stanley	4.809%	4/16/2032	124,670	124,111
[3]	Morgan Stanley	1.928%	4/28/2032	50,000	43,554
[3]	Morgan Stanley	2.239%	7/21/2032	81,175	71,357
[3]	Morgan Stanley	2.511%	10/20/2032	31,225	27,662
	Morgan Stanley	2.943%	1/21/2033	31,555	28,434
	Morgan Stanley	5.466%	1/18/2035	19,775	20,145
	Morgan Stanley	5.587%	1/18/2036	15,950	16,352

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.664%	4/17/2036	45,800	47,167
	Morgan Stanley	4.300%	1/27/2045	18,360	15,511
[3]	Morgan Stanley Bank NA	4.788%	5/10/2030	17,625	17,677
[3]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	58,125	58,156
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	41,000	40,862
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	31,310	31,206
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	45,735	45,033
[5]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	17,715	17,866
[5]	National Australia Bank Ltd.	5.134%	11/28/2028	51,330	52,427
[5]	National Australia Bank Ltd.	2.332%	8/21/2030	75,550	68,090
[5]	Nationwide Building Society	4.649%	7/14/2029	22,060	22,078
[5]	Nationwide Building Society	5.537%	7/14/2036	15,515	15,666
[5]	Nationwide Financial Services Inc.	3.900%	11/30/2049	48,905	37,012
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	41,675	31,842
[5]	NBK SPC Ltd.	1.625%	9/15/2027	67,900	67,099
[5]	New York Life Global Funding	5.000%	1/9/2034	39,770	39,809
[5]	New York Life Insurance Co.	5.875%	5/15/2033	55,395	57,837
[5]	New York Life Insurance Co.	3.750%	5/15/2050	9,245	6,794
[5]	NLG Global Funding	4.350%	9/15/2030	21,250	20,792
[5]	Northwestern Mutual Global Funding	5.160%	5/28/2031	27,865	28,510
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	30,684	23,402
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	9,324	6,301
[5]	Penske Truck Leasing Co. LP	5.875%	11/15/2027	42,565	43,266
[5]	Penske Truck Leasing Co. LP	5.700%	2/1/2028	37,855	38,430
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	37,310	38,326
[5]	Penske Truck Leasing Co. LP	5.350%	3/30/2029	13,045	13,247
[5]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	4,675	4,739
[5]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	12,495	12,663
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/2030	7,282	7,619
[3]	PNC Bank NA	3.100%	10/25/2027	41,975	41,332
[5]	Pricoa Global Funding I	5.100%	5/30/2028	33,975	34,417
[5]	Pricoa Global Funding I	4.700%	5/28/2030	6,975	6,978
[5]	Pricoa Global Funding I	4.650%	8/27/2031	17,999	17,890
[5]	Principal Life Global Funding II	2.500%	9/16/2029	19,510	18,214
	Progressive Corp.	4.950%	6/15/2033	54,414	54,910
	Progressive Corp.	5.150%	3/26/2036	24,785	24,775
[5]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/2035	18,116	18,133
[5]	Protective Life Global Funding	4.803%	6/5/2030	10,855	10,845
[5]	Protective Life Global Funding	5.432%	1/14/2032	20,580	21,062
[5]	RGA Global Funding	4.350%	8/25/2028	16,520	16,411
[5]	RGA Global Funding	2.700%	1/18/2029	14,330	13,599
[5]	RGA Global Funding	5.448%	5/24/2029	19,510	19,903
[5]	RGA Global Funding	5.250%	1/9/2030	31,635	32,094
[5]	RGA Global Funding	5.500%	1/11/2031	16,515	16,952
[5]	RGA Global Funding	5.050%	12/6/2031	39,225	39,240
[5]	RGA Global Funding	5.000%	8/25/2032	8,585	8,539
	Royal Bank of Canada	4.400%	4/17/2030	26,585	26,427
	Royal Bank of Canada	4.612%	5/3/2032	53,470	53,010
[3]	Royal Bank of Canada	5.000%	2/1/2033	44,538	44,955
[5]	Sammons Financial Group Global Funding	5.100%	12/10/2029	14,950	15,013
[5]	Sammons Financial Group Global Funding	4.950%	6/12/2030	36,795	36,699
[5]	Societe Generale SA	5.400%	4/10/2037	39,385	38,556
[5]	Standard Chartered plc	6.301%	1/9/2029	32,130	32,959
[5]	Standard Chartered plc	5.545%	1/21/2029	45,955	46,573
[5]	Standard Chartered plc	5.005%	10/15/2030	10,150	10,208
	State Street Corp.	4.834%	4/24/2030	20,975	21,243
	State Street Corp.	4.821%	1/26/2034	14,655	14,578
	State Street Corp.	5.146%	2/28/2036	22,055	22,102
[5]	Swedbank AB	4.998%	11/20/2029	43,980	44,736
[5]	Teachers Insurance & Annuity Association of America	4.270%	5/15/2047	42,390	34,156
	Toronto-Dominion Bank	4.456%	6/8/2032	13,271	13,068
	Travelers Cos. Inc.	5.050%	7/24/2035	5,495	5,501
	UBS AG	5.650%	9/11/2028	52,280	53,756
[5]	UBS Group AG	3.869%	1/12/2029	15,905	15,725
[5]	UBS Group AG	5.428%	2/8/2030	11,550	11,744
[5]	UBS Group AG	5.617%	9/13/2030	20,930	21,475
[5]	UBS Group AG	2.095%	2/11/2032	23,650	20,877
[5]	UBS Group AG	3.091%	5/14/2032	68,085	62,502
[5]	UBS Group AG	6.301%	9/22/2034	33,335	35,548
[5]	UBS Group AG	5.580%	5/9/2036	27,325	27,821

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	UBS Group AG	3.179%	2/11/2043	36,770	27,424
[5]	UniCredit SpA	1.982%	6/3/2027	35,165	35,165
[5]	UniCredit SpA	3.127%	6/3/2032	35,545	32,690
[3]	Wells Fargo & Co.	4.900%	1/24/2028	20,000	20,070
[3]	Wells Fargo & Co.	3.526%	3/24/2028	19,500	19,363
[3]	Wells Fargo & Co.	5.574%	7/25/2029	9,900	10,092
	Wells Fargo & Co.	6.303%	10/23/2029	53,260	55,308
	Wells Fargo & Co.	5.198%	1/23/2030	9,900	10,045
[3]	Wells Fargo & Co.	2.879%	10/30/2030	8,400	7,930
	Wells Fargo & Co.	5.244%	1/24/2031	21,785	22,154
	Wells Fargo & Co.	5.150%	4/23/2031	9,695	9,839
	Wells Fargo & Co.	5.606%	1/15/2044	71,831	69,381
[3]	Wells Fargo & Co.	4.650%	11/4/2044	10,315	8,742
	Wells Fargo & Co.	3.900%	5/1/2045	8,075	6,395
[3]	Wells Fargo & Co.	4.900%	11/17/2045	19,160	16,775
[3]	Wells Fargo & Co.	4.400%	6/14/2046	73,300	59,510
[3]	Wells Fargo & Co.	4.750%	12/7/2046	23,150	19,656
[3]	Wells Fargo & Co.	4.611%	4/25/2053	84,025	70,755
	Willis North America Inc.	4.550%	3/15/2031	8,465	8,342
					10,027,212
Health Care (2.1%)
	Abbott Laboratories	4.650%	3/15/2036	50,954	49,549
	AbbVie Inc.	4.950%	3/15/2031	28,120	28,606
	AbbVie Inc.	4.400%	3/15/2033	54,960	53,866
	AbbVie Inc.	5.200%	3/15/2035	18,300	18,605
	AbbVie Inc.	4.500%	5/14/2035	65,475	63,225
	AbbVie Inc.	4.750%	3/15/2036	37,165	36,453
	AbbVie Inc.	5.350%	3/15/2044	18,173	17,756
	AbbVie Inc.	4.850%	6/15/2044	5,100	4,677
	AbbVie Inc.	4.700%	5/14/2045	29,271	26,146
	AbbVie Inc.	4.450%	5/14/2046	22,929	19,696
	AbbVie Inc.	4.875%	11/14/2048	27,896	25,082
[3]	AdventHealth Obligated Group	2.795%	11/15/2051	30,030	18,329
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	7,210	6,589
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	8,980	5,874
[5]	Alcon Finance Corp.	2.600%	5/27/2030	5,665	5,228
[5]	Alcon Finance Corp.	5.375%	12/6/2032	8,550	8,721
[3]	Ascension Health	4.078%	11/15/2028	7,920	7,869
[3]	Ascension Health	2.532%	11/15/2029	22,515	21,105
[3]	Ascension Health	4.294%	11/15/2030	35,025	34,568
[3]	Ascension Health	4.923%	11/15/2035	15,090	14,944
[3]	Ascension Health	4.847%	11/15/2053	23,970	21,206
	AstraZeneca plc	6.450%	9/15/2037	15,140	16,903
	Banner Health	2.907%	1/1/2042	29,965	21,815
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	7,920	5,122
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	20,339	20,242
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	17,085	16,439
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	8,245	7,363
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	9,697	6,782
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	63,155	50,187
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	5,703	4,881
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	55,913	45,341
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	7,600	5,439
[3]	Cedars-Sinai Health System	2.288%	8/15/2031	43,795	39,226
[3]	Children's Hospital Corp.	2.585%	2/1/2050	5,460	3,297
	CommonSpirit Health	3.347%	10/1/2029	36,655	35,112
	CommonSpirit Health	2.782%	10/1/2030	21,827	20,105
	CommonSpirit Health	5.205%	12/1/2031	40,770	41,338
	CommonSpirit Health	4.825%	9/1/2035	14,795	14,364
[3]	CommonSpirit Health	4.975%	9/1/2035	16,065	15,580
[3]	CommonSpirit Health	4.350%	11/1/2042	28,315	24,417
	CommonSpirit Health	3.910%	10/1/2050	4,370	3,232
	CommonSpirit Health	5.662%	9/1/2055	735	706
[3]	Cottage Health Obligated Group	3.304%	11/1/2049	9,875	6,806
[5]	CSL Finance plc	4.250%	4/27/2032	31,340	30,191
[5]	CSL Finance plc	4.750%	4/27/2052	1,160	986
	CVS Health Corp.	5.400%	6/1/2029	4,125	4,217
	CVS Health Corp.	5.300%	6/1/2033	17,945	18,186
	CVS Health Corp.	5.700%	6/1/2034	9,700	10,022

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	5.300%	12/5/2043	2,074	1,923
	Eli Lilly & Co.	4.875%	2/27/2053	8,710	7,888
	Eli Lilly & Co.	5.050%	8/14/2054	13,505	12,494
	Eli Lilly & Co.	5.500%	2/12/2055	27,945	27,685
	Eli Lilly & Co.	4.950%	2/27/2063	7,570	6,735
	Eli Lilly & Co.	5.200%	8/14/2064	4,570	4,226
	Gilead Sciences Inc.	2.600%	10/1/2040	24,487	17,837
	Gilead Sciences Inc.	4.150%	3/1/2047	14,930	12,221
	HCA Inc.	5.450%	4/1/2031	10,175	10,404
	HCA Inc.	5.500%	6/15/2047	11,135	10,329
	HCA Inc.	5.250%	6/15/2049	16,830	15,003
	HCA Inc.	6.000%	4/1/2054	10,475	10,237
	HCA Inc.	6.200%	3/1/2055	27,323	27,401
	HCA Inc.	5.700%	11/15/2055	15,758	14,807
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	12,370	7,751
	Inova Health System Foundation	4.068%	5/15/2052	20,740	16,286
	Kaiser Foundation Hospitals	3.150%	5/1/2027	10,731	10,634
[3]	Kaiser Foundation Hospitals	2.810%	6/1/2041	37,455	27,486
	Kaiser Foundation Hospitals	4.150%	5/1/2047	14,000	11,446
[3]	Kaiser Foundation Hospitals	3.002%	6/1/2051	36,720	23,731
[3]	Mass General Brigham Inc.	3.192%	7/1/2049	12,361	8,400
[3]	Mass General Brigham Inc.	3.342%	7/1/2060	32,045	20,693
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	18,985	12,350
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	5,380	4,248
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	5,910	4,745
	Merck & Co. Inc.	4.550%	9/15/2032	61,855	61,611
	Merck & Co. Inc.	4.450%	12/4/2032	7,580	7,478
	Merck & Co. Inc.	4.950%	9/15/2035	82,975	82,887
	Merck & Co. Inc.	4.750%	12/4/2035	21,575	21,177
	Merck & Co. Inc.	5.200%	5/22/2036	15,295	15,483
	Merck & Co. Inc.	4.150%	5/18/2043	22,090	18,736
	Merck & Co. Inc.	4.000%	3/7/2049	32,385	25,623
	Merck & Co. Inc.	2.750%	12/10/2051	9,697	5,929
	Merck & Co. Inc.	5.700%	9/15/2055	59,135	59,330
	Merck & Co. Inc.	5.550%	12/4/2055	33,423	32,848
	Merck & Co. Inc.	5.850%	5/22/2056	14,265	14,633
	Merck & Co. Inc.	5.700%	12/4/2065	9,700	9,570
	New York & Presbyterian Hospital	2.256%	8/1/2040	7,090	4,926
	Novartis Capital Corp.	4.400%	5/6/2044	25,896	22,767
	Novartis Capital Corp.	5.600%	3/18/2046	18,510	18,710
	Novartis Capital Corp.	5.700%	3/18/2056	10,255	10,411
	OhioHealth Corp.	2.297%	11/15/2031	26,665	23,705
	OhioHealth Corp.	2.834%	11/15/2041	16,515	12,009
	PeaceHealth Obligated Group	4.335%	11/15/2028	9,205	9,140
	PeaceHealth Obligated Group	4.855%	11/15/2032	7,645	7,603
	Pfizer Inc.	3.450%	3/15/2029	70,335	68,795
	Pfizer Inc.	1.700%	5/28/2030	6,065	5,458
	Pfizer Inc.	4.100%	9/15/2038	49,795	45,091
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	9,100	9,046
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	26,307	24,989
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	36,489	34,232
[3]	Piedmont Healthcare Inc.	2.044%	1/1/2032	8,825	7,649
[3]	Piedmont Healthcare Inc.	2.719%	1/1/2042	8,830	6,228
	Piedmont Healthcare Inc.	2.864%	1/1/2052	11,725	7,266
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	17,470	16,320
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	17,245	17,562
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	14,986	15,301
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	11,805	8,949
[5]	Roche Holdings Inc.	2.607%	12/13/2051	8,330	5,053
[3]	SSM Health Care Corp.	3.823%	6/1/2027	34,910	34,718
[3]	Sutter Health	2.294%	8/15/2030	9,670	8,807
[3]	Sutter Health	5.213%	8/15/2032	12,505	12,783
[3]	Sutter Health	5.537%	8/15/2035	34,775	35,970
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	26,687	24,293
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	14,709	14,928
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	13,665	10,341
	Toledo Hospital	5.750%	11/15/2038	8,920	8,889
	UnitedHealth Group Inc.	3.850%	6/15/2028	34,565	34,296
	UnitedHealth Group Inc.	2.000%	5/15/2030	7,515	6,831
	UnitedHealth Group Inc.	2.300%	5/15/2031	10,235	9,194

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.625%	7/15/2035	4,845	4,707
	UnitedHealth Group Inc.	3.500%	8/15/2039	7,480	6,142
	UnitedHealth Group Inc.	2.750%	5/15/2040	8,505	6,285
	UnitedHealth Group Inc.	5.950%	2/15/2041	10,250	10,633
	UnitedHealth Group Inc.	3.050%	5/15/2041	13,467	10,137
	UnitedHealth Group Inc.	4.250%	3/15/2043	47,400	40,130
	UnitedHealth Group Inc.	5.500%	7/15/2044	8,160	7,977
	UnitedHealth Group Inc.	4.750%	7/15/2045	20,765	18,423
	UnitedHealth Group Inc.	4.200%	1/15/2047	8,620	6,968
	UnitedHealth Group Inc.	3.750%	10/15/2047	4,985	3,753
	UnitedHealth Group Inc.	4.250%	6/15/2048	39,913	32,235
	UnitedHealth Group Inc.	4.450%	12/15/2048	4,970	4,123
	UnitedHealth Group Inc.	2.900%	5/15/2050	31,449	20,081
	UnitedHealth Group Inc.	3.250%	5/15/2051	40,050	26,877
	UnitedHealth Group Inc.	4.750%	5/15/2052	7,175	6,160
	UnitedHealth Group Inc.	5.875%	2/15/2053	28,326	28,441
	UnitedHealth Group Inc.	5.375%	4/15/2054	7,600	7,122
	UnitedHealth Group Inc.	5.625%	7/15/2054	103,523	100,393
	UnitedHealth Group Inc.	4.950%	5/15/2062	23,902	20,393
[5]	VSP Optical Group Inc.	5.400%	6/1/2033	14,120	14,145
[5]	VSP Optical Group Inc.	5.450%	12/1/2035	5,245	5,178
[5]	VSP Optical Group Inc.	5.650%	6/1/2036	14,120	14,099
	Wyeth LLC	6.500%	2/1/2034	6,460	7,111
	Wyeth LLC	5.950%	4/1/2037	25,000	26,583
					2,649,014
Industrials (0.8%)
[5]	Ashtead Capital Inc.	2.450%	8/12/2031	17,915	15,818
[5]	Ashtead Capital Inc.	5.500%	8/11/2032	10,173	10,380
[5]	Ashtead Capital Inc.	5.550%	5/30/2033	4,400	4,469
[5]	Ashtead Capital Inc.	5.950%	10/15/2033	8,445	8,766
[5]	Ashtead Capital Inc.	5.800%	4/15/2034	32,455	33,303
[5]	BAE Systems plc	3.400%	4/15/2030	15,580	14,925
[5]	BAE Systems plc	5.250%	3/26/2031	6,175	6,314
[5]	BAE Systems plc	5.300%	3/26/2034	17,945	18,294
	Boeing Co.	6.858%	5/1/2054	9,800	11,069
	Boeing Co.	5.930%	5/1/2060	72,101	71,372
	Boeing Co.	7.008%	5/1/2064	11,060	12,612
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	14,790	15,442
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	6,680	5,876
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	13,365	11,069
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	2,715	2,160
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	9,950	6,474
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	20,000	13,614
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	17,935	11,148
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	2,609	2,162
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	5,035	4,908
	Canadian National Railway Co.	2.450%	5/1/2050	6,870	4,036
	Canadian Pacific Railway Co.	4.950%	8/15/2045	16,985	15,548
	Caterpillar Inc.	5.200%	5/15/2035	25,685	26,236
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	4,630	4,674
[5]	Daimler Truck Finance North America LLC	4.650%	10/12/2030	14,965	14,850
[5]	Daimler Truck Finance North America LLC	5.375%	1/18/2034	11,760	11,835
	Deere & Co.	7.125%	3/3/2031	17,500	19,387
	Eaton Corp.	4.200%	3/6/2031	29,829	29,324
	Eaton Corp.	4.500%	3/6/2033	7,575	7,443
	Eaton Corp.	4.800%	3/6/2036	25,875	25,453
[5]	Element Fleet Management Corp.	5.643%	3/13/2027	14,900	15,026
[5]	ERAC USA Finance LLC	5.000%	2/15/2029	8,975	9,075
[5]	ERAC USA Finance LLC	4.700%	4/30/2031	15,430	15,388
[5]	ERAC USA Finance LLC	4.900%	5/1/2033	45,854	45,597
[5]	ERAC USA Finance LLC	5.200%	10/30/2034	22,750	22,948
[5]	ERAC USA Finance LLC	5.250%	4/30/2036	63,450	63,418
[5]	ERAC USA Finance LLC	5.625%	3/15/2042	21,787	21,567
[5]	ERAC USA Finance LLC	5.400%	5/1/2053	16,621	15,764
[5]	Honeywell Aerospace Inc.	4.600%	3/16/2033	33,620	33,108
[5]	Honeywell Aerospace Inc.	4.950%	3/16/2036	29,495	29,146
[5]	Honeywell Aerospace Inc.	5.852%	3/16/2066	19,330	19,464
	John Deere Capital Corp.	4.500%	1/16/2029	22,410	22,544
	John Deere Capital Corp.	4.400%	9/8/2031	1,045	1,038

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	John Deere Capital Corp.	5.150%	9/8/2033	17,329	17,773
	Lockheed Martin Corp.	4.700%	5/15/2046	11,905	10,583
	Lockheed Martin Corp.	5.700%	11/15/2054	19,676	19,726
	Northrop Grumman Corp.	4.650%	7/15/2030	7,535	7,561
	Northrop Grumman Corp.	5.250%	7/15/2035	9,120	9,287
	Northrop Grumman Corp.	4.030%	10/15/2047	7,900	6,284
	Republic Services Inc.	2.375%	3/15/2033	29,945	25,947
	Republic Services Inc.	5.000%	12/15/2033	8,415	8,537
	Republic Services Inc.	5.200%	11/15/2034	4,845	4,932
	RTX Corp.	4.125%	11/16/2028	3,840	3,816
	RTX Corp.	4.450%	11/16/2038	1,210	1,121
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/2045	11,000	9,545
[5]	Sydney Airport Finance Co. Pty Ltd.	5.248%	3/26/2036	50,935	50,472
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	12,505	12,823
	Union Pacific Corp.	2.800%	2/14/2032	357	325
	Union Pacific Corp.	3.375%	2/14/2042	17,635	13,770
	Union Pacific Corp.	3.250%	2/5/2050	1,409	969
	Union Pacific Corp.	2.950%	3/10/2052	7,600	4,818
	Union Pacific Corp.	3.750%	2/5/2070	13,510	9,155
	Waste Connections Inc.	5.250%	9/1/2035	8,710	8,853
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	8,170	8,242
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	9,650	9,867
					997,450
Materials (0.2%)
[5]	Anglo American Capital plc	2.625%	9/10/2030	7,250	6,668
	CRH SMW Finance DAC	5.125%	1/9/2030	24,110	24,488
	Glencore Canada Corp.	6.200%	6/15/2035	4,406	4,607
[5]	Glencore Finance Canada Ltd.	6.000%	11/15/2041	2,711	2,771
[5]	Glencore Funding LLC	4.875%	3/12/2029	6,929	6,970
[5]	Glencore Funding LLC	5.371%	4/4/2029	37,393	38,094
[5]	Glencore Funding LLC	2.625%	9/23/2031	8,527	7,631
[5]	Glencore Funding LLC	5.700%	5/8/2033	1,565	1,621
[5]	Glencore Funding LLC	6.500%	10/6/2033	20,705	22,459
[5]	Glencore Funding LLC	5.634%	4/4/2034	59,017	60,780
[5]	Glencore Funding LLC	3.875%	4/27/2051	2,360	1,743
[5]	Glencore Funding LLC	3.375%	9/23/2051	8,466	5,663
[5]	Glencore Funding LLC	5.893%	4/4/2054	31,610	31,471
[5]	Glencore Funding LLC	6.141%	4/1/2055	17,415	17,924
	Rio Tinto Finance USA plc	5.000%	3/14/2032	4,940	5,005
	Rio Tinto Finance USA plc	5.250%	3/14/2035	2,245	2,286
	Rio Tinto Finance USA plc	5.750%	3/14/2055	14,655	14,807
	Rio Tinto Finance USA plc	5.875%	3/14/2065	4,375	4,474
					259,462
Real Estate (0.7%)
	American Tower Corp.	3.800%	8/15/2029	51,672	50,496
	American Tower Corp.	5.000%	1/31/2030	12,275	12,419
	American Tower Corp.	5.900%	11/15/2033	13,835	14,522
	American Tower Corp.	5.450%	2/15/2034	1,615	1,647
	American Tower Corp.	5.350%	3/15/2035	8,160	8,251
	CBRE Services Inc.	4.900%	1/15/2033	20	20
	Cousins Properties LP	5.250%	7/15/2030	7,360	7,448
	CubeSmart LP	2.250%	12/15/2028	12,135	11,471
	CubeSmart LP	2.500%	2/15/2032	7,767	6,835
	DOC DR LLC	2.625%	11/1/2031	6,460	5,758
	Extra Space Storage LP	5.500%	7/1/2030	11,585	11,881
	Extra Space Storage LP	5.900%	1/15/2031	38,946	40,534
	Extra Space Storage LP	4.950%	1/15/2033	17,535	17,389
	Extra Space Storage LP	5.350%	1/15/2035	26,445	26,592
	GLP Capital LP	4.000%	1/15/2030	4,845	4,664
	GLP Capital LP	5.250%	2/15/2033	20,135	19,789
	GLP Capital LP	5.750%	11/1/2037	16,945	16,693
	Healthpeak OP LLC	2.125%	12/1/2028	30,395	28,694
	Healthpeak OP LLC	3.000%	1/15/2030	30,750	28,990
	Healthpeak OP LLC	2.875%	1/15/2031	11,768	10,817
	Healthpeak OP LLC	5.250%	12/15/2032	4,845	4,892
	Healthpeak OP LLC	4.750%	1/15/2033	40,455	39,662
	Healthpeak OP LLC	5.375%	2/15/2035	4,875	4,910
	Kite Realty Group LP	5.200%	8/15/2032	3,215	3,237
	NNN REIT Inc.	5.500%	6/15/2034	16,311	16,599

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prologis LP	4.750%	1/15/2031	10,118	10,195
	Realty Income Corp.	2.200%	6/15/2028	24,400	23,394
	Realty Income Corp.	4.700%	12/15/2028	27,200	27,345
	Realty Income Corp.	3.250%	1/15/2031	12,940	12,175
	Realty Income Corp.	2.850%	12/15/2032	25,860	22,925
	Realty Income Corp.	4.900%	7/15/2033	26,434	26,342
	Realty Income Corp.	5.125%	2/15/2034	25,644	25,798
	Realty Income Corp.	5.125%	4/15/2035	18,345	18,356
[5]	SBA Tower Trust	1.631%	11/15/2026	34,975	34,540
[5]	SBA Tower Trust	1.840%	4/15/2027	54,190	52,898
[5]	SBA Tower Trust	2.593%	10/15/2031	51,750	46,057
	Simon Property Group LP	2.450%	9/13/2029	19,865	18,622
	Simon Property Group LP	4.750%	9/26/2034	11,390	11,136
	Ventas Realty LP	5.000%	2/15/2036	28,000	27,474
	VICI Properties LP	4.950%	2/15/2030	4,675	4,676
	VICI Properties LP	5.125%	11/15/2031	16,100	16,062
	VICI Properties LP	5.125%	5/15/2032	17,970	17,847
	VICI Properties LP	5.750%	4/1/2034	8,415	8,565
	VICI Properties LP	6.125%	4/1/2054	8,990	8,825
	Welltower OP LLC	3.100%	1/15/2030	4,275	4,063
	Welltower OP LLC	5.125%	7/1/2035	42,295	42,545
					854,050
Technology (1.1%)
	Apple Inc.	3.850%	5/4/2043	48,000	40,010
	Apple Inc.	3.450%	2/9/2045	5,075	3,905
	Apple Inc.	4.650%	2/23/2046	5,600	5,053
	Apple Inc.	2.650%	5/11/2050	24,045	14,884
	Apple Inc.	2.650%	2/8/2051	27,145	16,629
	Apple Inc.	3.950%	8/8/2052	12,831	10,024
	Broadcom Inc.	4.750%	4/15/2029	6,460	6,515
	Broadcom Inc.	5.050%	7/12/2029	29,470	29,989
	Broadcom Inc.	4.350%	2/15/2030	16,755	16,655
	Broadcom Inc.	4.600%	7/15/2030	50,145	50,135
	Broadcom Inc.	4.150%	11/15/2030	24,480	24,056
	Broadcom Inc.	5.150%	11/15/2031	9,600	9,799
[3]	Broadcom Inc.	4.550%	2/15/2032	8,245	8,159
	Broadcom Inc.	4.900%	7/15/2032	55,023	55,307
	Broadcom Inc.	2.600%	2/15/2033	31,355	27,346
	Broadcom Inc.	3.419%	4/15/2033	39,960	36,515
[5]	Broadcom Inc.	3.137%	11/15/2035	5,700	4,851
	Broadcom Inc.	4.800%	2/15/2036	40,845	39,738
[5]	Broadcom Inc.	3.187%	11/15/2036	7,097	5,940
	Broadcom Inc.	3.500%	2/15/2041	20,225	16,186
	Cisco Systems Inc.	4.950%	2/26/2031	20,580	21,010
	Cisco Systems Inc.	5.050%	2/26/2034	29,935	30,337
	Cisco Systems Inc.	5.300%	2/26/2054	10,840	10,305
[5]	Foundry JV Holdco LLC	6.150%	1/25/2032	16,668	17,540
[5]	Foundry JV Holdco LLC	5.900%	1/25/2033	4,845	5,044
[5]	Foundry JV Holdco LLC	6.250%	1/25/2035	21,845	23,098
[5]	Foundry JV Holdco LLC	6.200%	1/25/2037	54,890	57,860
[5]	Foundry JV Holdco LLC	6.400%	1/25/2038	56,388	60,174
[5]	Foundry JV Holdco LLC	6.300%	1/25/2039	49,797	52,658
	Intel Corp.	2.000%	8/12/2031	11,625	10,146
	Intel Corp.	5.625%	2/10/2043	19,934	19,374
	Intel Corp.	4.100%	5/19/2046	45,545	35,445
	Intel Corp.	4.100%	5/11/2047	5,815	4,482
	Intel Corp.	3.250%	11/15/2049	5,250	3,440
	Intel Corp.	3.050%	8/12/2051	4,565	2,862
	International Business Machines Corp.	1.950%	5/15/2030	8,245	7,458
	International Business Machines Corp.	4.150%	5/15/2039	12,861	11,260
	International Business Machines Corp.	4.250%	5/15/2049	26,888	21,093
	J Paul Getty Trust	4.905%	4/1/2035	18,330	18,397
	KLA Corp.	4.950%	7/15/2052	31,510	28,544
	Microsoft Corp.	2.525%	6/1/2050	107,844	64,945
	Microsoft Corp.	2.500%	9/15/2050	16,363	9,740
	Microsoft Corp.	2.921%	3/17/2052	119,367	76,824
	Oracle Corp.	4.550%	2/4/2029	29,515	29,224
	Oracle Corp.	4.125%	5/15/2045	7,991	5,675
	Oracle Corp.	5.875%	9/26/2045	11,629	10,384

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	6.550%	2/4/2046	51,630	49,715
	Oracle Corp.	4.000%	7/15/2046	2,860	1,985
	Oracle Corp.	4.000%	11/15/2047	2,860	1,952
	Oracle Corp.	3.950%	3/25/2051	13,874	9,101
	Oracle Corp.	5.550%	2/6/2053	8,762	7,243
	Oracle Corp.	5.375%	9/27/2054	7,605	6,095
	Oracle Corp.	6.000%	8/3/2055	7,435	6,495
	Oracle Corp.	6.850%	2/4/2066	36,555	35,104
	QUALCOMM Inc.	2.150%	5/20/2030	29,475	26,996
	QUALCOMM Inc.	4.500%	5/20/2030	12,495	12,545
	QUALCOMM Inc.	5.000%	5/20/2035	23,510	23,584
	QUALCOMM Inc.	4.800%	5/20/2045	12,860	11,589
	QUALCOMM Inc.	4.300%	5/20/2047	1,255	1,040
	QUALCOMM Inc.	4.500%	5/20/2052	16,672	13,926
	Salesforce Inc.	4.900%	9/15/2031	55,150	55,186
	UL Solutions Inc.	6.500%	10/20/2028	12,800	13,342
					1,334,913
Utilities (3.5%)
[3]	AEP Texas Inc.	5.200%	4/15/2036	29,135	28,678
[3]	AEP Texas Inc.	4.150%	5/1/2049	5,065	3,869
[3]	AEP Texas Inc.	3.450%	1/15/2050	11,200	7,627
	AEP Texas Inc.	3.450%	5/15/2051	9,600	6,451
	AEP Texas Inc.	5.850%	10/15/2055	15,000	14,677
[3]	AEP Transmission Co. LLC	4.500%	6/15/2052	9,195	7,625
	AEP Transmission Co. LLC	5.400%	3/15/2053	6,460	6,155
	Alabama Power Co.	5.700%	2/15/2033	15,000	15,738
	Alabama Power Co.	5.100%	4/2/2035	19,530	19,670
	Alabama Power Co.	6.000%	3/1/2039	21,773	22,991
	Alabama Power Co.	3.750%	3/1/2045	24,430	18,901
[3]	Alabama Power Co.	4.300%	7/15/2048	28,015	22,957
	Ameren Illinois Co.	6.125%	12/15/2028	54,000	55,850
	Ameren Illinois Co.	3.700%	12/1/2047	845	635
[3]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/2039	14,328	14,256
	American Water Capital Corp.	4.450%	6/1/2032	22,115	21,724
	American Water Capital Corp.	4.150%	6/1/2049	850	671
	American Water Capital Corp.	3.450%	5/1/2050	2,280	1,599
[3]	Appalachian Power Recovery Funding LLC	4.961%	10/1/2035	35,570	35,877
[3]	Appalachian Power Recovery Funding LLC	5.836%	4/1/2046	31,170	31,919
	Arizona Public Service Co.	6.350%	12/15/2032	6,080	6,493
	Arizona Public Service Co.	5.550%	8/1/2033	8,253	8,479
	Arizona Public Service Co.	5.900%	8/15/2055	14,025	14,012
	Atmos Energy Corp.	5.000%	12/15/2054	14,100	12,635
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	645	658
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	5,000	4,035
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	6,549	4,111
[5]	Basin Electric Power Cooperative	5.850%	10/15/2055	23,275	22,988
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	29,775	31,869
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	830	879
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	10,715	10,136
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	20,000	14,955
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	15,865	12,587
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	27,777	23,125
[5]	Boston Gas Co.	3.150%	8/1/2027	5,385	5,309
[5]	Boston Gas Co.	3.001%	8/1/2029	5,970	5,655
[5]	Boston Gas Co.	3.757%	3/16/2032	4,225	3,949
[5]	Brooklyn Union Gas Co.	4.273%	3/15/2048	27,737	21,618
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	15,365	15,543
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	8,245	8,238
[3]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	28,235	27,740
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	35,850	36,412
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	8,068	8,012
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	28,139	28,774
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	6,560	6,701
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	9,180	8,670
[3]	Cleco Securitization I LLC	4.646%	9/1/2042	27,070	26,391
	Commonwealth Edison Co.	4.350%	11/15/2045	13,610	11,404
	Commonwealth Edison Co.	3.650%	6/15/2046	2,165	1,631
[3]	Commonwealth Edison Co.	3.750%	8/15/2047	10,000	7,540
	Commonwealth Edison Co.	4.000%	3/1/2048	13,787	10,818

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Commonwealth Edison Co.	3.850%	3/15/2052	3,755	2,780
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	4,900	4,210
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	36,735	31,323
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	2,729	2,109
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	4,105	3,244
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	1,690	1,315
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	27,865	18,369
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	52,157	43,503
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	20,020	19,804
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	9,500	6,978
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	48,966	39,508
	Cumberland Combined Cycle Generation LLC	5.821%	5/15/2056	34,185	34,884
	Dominion Energy Inc.	4.600%	5/15/2028	21,520	21,572
[3]	Dominion Energy Inc.	5.250%	8/1/2033	5,706	5,786
[3]	Dominion Energy Inc.	4.900%	8/1/2041	5,800	5,337
[3]	Dominion Energy Inc.	4.600%	3/15/2049	27,385	22,892
[3]	Dominion Energy Inc.	4.850%	8/15/2052	39,963	34,425
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	4,886	5,344
	Dominion Energy South Carolina Inc.	5.800%	1/15/2033	9,000	9,381
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	1,438	1,474
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	44,155	47,069
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	2,945	2,948
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	29,850	26,826
	DTE Energy Co.	4.950%	7/1/2027	20,780	20,911
	DTE Energy Co.	5.200%	4/1/2030	8,510	8,652
[3]	Duke Energy Carolinas LLC	6.000%	12/1/2028	2,190	2,269
	Duke Energy Carolinas LLC	4.950%	1/15/2033	4,810	4,874
	Duke Energy Carolinas LLC	6.100%	6/1/2037	3,404	3,625
	Duke Energy Carolinas LLC	6.050%	4/15/2038	4,000	4,265
	Duke Energy Carolinas LLC	3.700%	12/1/2047	17,085	12,847
	Duke Energy Carolinas LLC	5.350%	1/15/2053	52,380	49,414
[3]	Duke Energy Carolinas NC Storm Funding II LLC	5.070%	1/1/2046	36,130	34,918
	Duke Energy Corp.	3.400%	6/15/2029	12,030	11,651
	Duke Energy Corp.	2.450%	6/1/2030	14,375	13,253
	Duke Energy Corp.	4.500%	8/15/2032	8,695	8,560
	Duke Energy Corp.	4.950%	9/15/2035	17,970	17,636
	Duke Energy Corp.	3.300%	6/15/2041	33,905	25,714
	Duke Energy Corp.	4.800%	12/15/2045	44,700	39,030
	Duke Energy Corp.	3.750%	9/1/2046	22,085	16,491
	Duke Energy Corp.	3.950%	8/15/2047	8,031	6,096
	Duke Energy Corp.	3.500%	6/15/2051	38,835	26,409
	Duke Energy Corp.	5.000%	8/15/2052	32,080	27,857
	Duke Energy Corp.	6.100%	9/15/2053	8,475	8,593
	Duke Energy Corp.	5.800%	6/15/2054	8,475	8,229
	Duke Energy Corp.	5.700%	9/15/2055	14,940	14,340
	Duke Energy Florida LLC	6.350%	9/15/2037	8,000	8,690
	Duke Energy Florida LLC	6.400%	6/15/2038	27,055	29,527
	Duke Energy Florida LLC	3.400%	10/1/2046	6,460	4,662
	Duke Energy Florida LLC	5.950%	11/15/2052	11,250	11,480
[3]	Duke Energy Indiana LLC	4.950%	3/15/2036	1,055	1,040
	Duke Energy Progress LLC	3.400%	4/1/2032	15,845	14,813
	Duke Energy Progress LLC	5.050%	3/15/2035	43,780	43,890
	Duke Energy Progress LLC	6.300%	4/1/2038	14,705	15,905
	Duke Energy Progress LLC	4.100%	3/15/2043	615	511
	Duke Energy Progress LLC	4.200%	8/15/2045	40,400	33,145
	Duke Energy Progress LLC	2.500%	8/15/2050	2,475	1,429
	Duke Energy Progress LLC	2.900%	8/15/2051	2,450	1,522
	Duke Energy Progress LLC	4.000%	4/1/2052	4,185	3,187
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2037	34,870	29,650
[3]	Duke Energy Progress NC Storm Funding II LLC	4.890%	1/1/2046	36,855	36,137
[5]	East Ohio Gas Co.	2.000%	6/15/2030	8,960	8,068
[5]	East Ohio Gas Co.	3.000%	6/15/2050	13,050	8,318
	Emera US Finance LP	3.550%	6/15/2026	25,624	25,610
	Emera US Finance LP	4.750%	6/15/2046	5,700	4,835
[5]	ENEL Finance International NV	4.125%	9/30/2028	12,425	12,294
[5]	ENEL Finance International NV	4.375%	9/30/2030	32,450	31,896
	Evergy Kansas Central Inc.	3.250%	9/1/2049	5,062	3,440
[3]	Evergy Metro Inc.	2.250%	6/1/2030	5,680	5,202
	Evergy Metro Inc.	4.200%	3/15/2048	3,419	2,741
[3]	Eversource Energy	3.300%	1/15/2028	12,335	12,093

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	5.450%	3/1/2028	24,675	25,027
	Eversource Energy	5.950%	2/1/2029	2,500	2,580
[3]	Eversource Energy	4.250%	4/1/2029	2,182	2,163
[3]	Eversource Energy	1.650%	8/15/2030	2,500	2,205
	Eversource Energy	4.450%	12/15/2030	12,360	12,162
	Eversource Energy	3.375%	3/1/2032	5,495	5,056
	Eversource Energy	5.125%	5/15/2033	1,170	1,170
	Exelon Corp.	3.350%	3/15/2032	18,315	16,958
	FirstEnergy Corp.	2.650%	3/1/2030	4,675	4,331
[3]	FirstEnergy Corp.	2.250%	9/1/2030	33,816	30,460
[3]	FirstEnergy Corp.	4.850%	7/15/2047	2,290	1,986
[3]	FirstEnergy Corp.	3.400%	3/1/2050	33,760	22,927
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	1,910	1,931
[5]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	6,572	6,531
	FirstEnergy Transmission LLC	5.000%	1/15/2035	15,477	15,302
	Florida Power & Light Co.	5.650%	2/1/2035	50,000	51,224
	Florida Power & Light Co.	4.950%	6/1/2035	10,000	9,951
	Florida Power & Light Co.	5.650%	2/1/2037	5,000	5,242
	Florida Power & Light Co.	5.950%	2/1/2038	21,188	22,578
	Florida Power & Light Co.	3.700%	12/1/2047	13,702	10,328
	Florida Power & Light Co.	5.300%	4/1/2053	17,250	16,227
[6]	Florida Power & Light Co.	5.900%	6/1/2066	106,500	106,970
	Fortis Inc.	3.055%	10/4/2026	28,565	28,438
	Georgia Power Co.	4.850%	3/15/2031	14,715	14,869
	Georgia Power Co.	4.700%	5/15/2032	29,820	29,833
	Georgia Power Co.	4.950%	5/17/2033	26,485	26,687
	Georgia Power Co.	5.250%	3/15/2034	15,025	15,301
	Georgia Power Co.	5.200%	3/15/2035	30,165	30,547
	Georgia Power Co.	5.400%	6/1/2040	6,665	6,723
[3]	Georgia Power Co.	4.750%	9/1/2040	34,703	32,484
	Georgia Power Co.	4.300%	3/15/2042	24,434	21,196
	Georgia Power Co.	5.125%	5/15/2052	19,840	18,308
	Indiana Michigan Power Co.	4.250%	8/15/2048	14,980	12,046
	Jersey Central Power & Light Co.	5.100%	1/15/2035	30,370	30,265
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	20,602	19,454
[5]	KeySpan Gas East Corp.	2.742%	8/15/2026	25,345	25,260
[5]	Massachusetts Electric Co.	1.729%	11/24/2030	990	866
[5]	Massachusetts Electric Co.	5.900%	11/15/2039	21,565	22,015
	MidAmerican Energy Co.	4.400%	10/15/2044	1,050	892
	MidAmerican Energy Co.	4.250%	5/1/2046	5,485	4,522
	MidAmerican Energy Co.	4.250%	7/15/2049	6,595	5,343
	MidAmerican Energy Co.	3.150%	4/15/2050	38,026	25,330
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	3,170	3,145
[3]	Mississippi Power Co.	4.250%	3/15/2042	7,024	5,912
[5]	Monongahela Power Co.	5.400%	12/15/2043	4,570	4,339
[3]	Nevada Power Co.	3.125%	8/1/2050	15,345	9,992
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/2028	38,470	38,190
[5]	Niagara Mohawk Power Corp.	4.647%	10/3/2030	2,500	2,485
[5]	Niagara Mohawk Power Corp.	3.025%	6/27/2050	14,840	9,255
	NiSource Inc.	5.250%	3/30/2028	19,368	19,637
	NiSource Inc.	5.200%	7/1/2029	7,275	7,398
	NiSource Inc.	5.250%	2/15/2043	22,833	21,380
	NiSource Inc.	4.800%	2/15/2044	12,750	11,260
	NiSource Inc.	5.000%	6/15/2052	19,985	17,429
	NiSource Inc.	5.850%	4/1/2055	17,425	17,237
	Northern States Power Co.	2.250%	4/1/2031	4,940	4,448
	Northern States Power Co.	4.850%	5/15/2036	16,260	16,005
	Northern States Power Co.	6.250%	6/1/2036	41,755	45,297
[5]	Oglethorpe Power Corp.	6.191%	1/1/2031	22,853	23,852
	Oglethorpe Power Corp.	5.950%	11/1/2039	6,075	6,275
	Oglethorpe Power Corp.	4.550%	6/1/2044	1,825	1,823
	Oglethorpe Power Corp.	4.250%	4/1/2046	19,060	14,916
	Oglethorpe Power Corp.	4.500%	4/1/2047	4,095	3,374
	Oglethorpe Power Corp.	5.050%	10/1/2048	4,690	4,142
	Oglethorpe Power Corp.	5.800%	6/1/2054	5,525	5,341
[5]	Ohio Edison Co.	4.950%	12/15/2029	6,710	6,782
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	4,425	4,291
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	19,394	19,106
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	37,160	38,843
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	10,735	9,549

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	23,120	13,638
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	26,115	21,596
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	3,788	3,354
	Pacific Gas & Electric Co.	6.950%	3/15/2034	22,565	24,653
	Pacific Gas & Electric Co.	5.800%	5/15/2034	10,810	11,067
	Pacific Gas & Electric Co.	5.200%	5/1/2036	11,155	10,881
	Pacific Gas & Electric Co.	4.600%	6/15/2043	6,546	5,425
	Pacific Gas & Electric Co.	4.750%	2/15/2044	16,421	13,883
	Pacific Gas & Electric Co.	4.300%	3/15/2045	15,679	12,307
	Pacific Gas & Electric Co.	4.000%	12/1/2046	11,310	8,414
	Pacific Gas & Electric Co.	4.950%	7/1/2050	53,464	44,827
	Pacific Gas & Electric Co.	5.250%	3/1/2052	3,010	2,596
	Pacific Gas & Electric Co.	6.750%	1/15/2053	16,680	17,497
	Pacific Gas & Electric Co.	6.000%	5/1/2056	23,255	22,315
	PECO Energy Co.	2.850%	9/15/2051	8,000	4,953
	PECO Energy Co.	4.600%	5/15/2052	12,845	10,839
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2036	3,775	3,134
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2046	16,989	12,503
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2047	12,150	10,595
[3]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2047	25,815	24,386
[3]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2052	23,500	21,511
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	9,130	8,147
	Potomac Electric Power Co.	6.500%	11/15/2037	25,000	27,460
	Public Service Co. of Colorado	4.150%	3/13/2029	16,640	16,521
	Public Service Co. of New Hampshire	5.350%	10/1/2033	6,460	6,645
	Public Service Co. of Oklahoma	5.200%	1/15/2035	9,700	9,680
	Public Service Co. of Oklahoma	5.450%	1/15/2036	42,660	43,099
[3]	Public Service Electric & Gas Co.	5.050%	3/1/2035	25,502	25,664
[3]	Public Service Electric & Gas Co.	5.500%	3/1/2055	17,167	16,692
[3]	Public Service Electric & Gas Co.	5.625%	1/1/2056	22,040	21,857
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	25,755	26,183
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	18,345	18,716
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	23,120	23,381
[3]	San Diego Gas & Electric Co.	1.700%	10/1/2030	4,940	4,380
[3]	San Diego Gas & Electric Co.	3.750%	6/1/2047	5,390	4,047
	San Diego Gas & Electric Co.	4.150%	5/15/2048	5,940	4,689
[3]	San Diego Gas & Electric Co.	2.950%	8/15/2051	714	453
	San Diego Gas & Electric Co.	3.700%	3/15/2052	10,790	7,724
	San Diego Gas & Electric Co.	5.350%	4/1/2053	34,130	31,892
[3]	SCE Recovery Funding LLC	0.861%	11/15/2031	5,376	4,848
[3]	SCE Recovery Funding LLC	1.942%	5/15/2038	3,655	2,849
[3]	SCE Recovery Funding LLC	2.510%	11/15/2043	3,310	2,240
	Sempra	3.250%	6/15/2027	80,765	79,827
	Sempra	3.700%	4/1/2029	2,295	2,242
	Sempra	6.000%	10/15/2039	14,800	15,200
	Southern California Edison Co.	5.150%	6/1/2029	32,950	33,274
	Southern California Edison Co.	5.450%	6/1/2031	26,005	26,520
	Southern California Edison Co.	4.800%	3/15/2033	27,215	26,633
	Southern California Edison Co.	6.000%	1/15/2034	7,695	7,993
[3]	Southern California Edison Co.	5.350%	7/15/2035	4,320	4,253
[3]	Southern California Edison Co.	5.550%	1/15/2037	50,475	50,122
[3]	Southern California Edison Co.	5.950%	2/1/2038	40,000	40,418
	Southern California Edison Co.	6.050%	3/15/2039	1,980	2,009
	Southern California Edison Co.	4.650%	10/1/2043	3,255	2,733
[3]	Southern California Edison Co.	4.125%	3/1/2048	6,098	4,587
	Southern California Edison Co.	3.650%	2/1/2050	5,405	3,726
	Southern California Edison Co.	5.700%	3/1/2053	7,085	6,515
	Southern California Edison Co.	5.875%	12/1/2053	5,118	4,841
	Southern California Edison Co.	5.900%	3/1/2055	18,643	17,692
	Southern California Gas Co.	6.350%	11/15/2052	17,580	18,633
	Southern Co.	4.400%	7/1/2046	76,642	63,882
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	6,670	6,947
[3]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	6,105	6,045
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	4,800	3,709
	Southwest Gas Corp.	2.200%	6/15/2030	6,310	5,725
	Southwestern Electric Power Co.	5.300%	4/1/2033	11,390	11,540
	Southwestern Electric Power Co.	5.200%	4/1/2036	14,155	14,003
	Southwestern Electric Power Co.	6.200%	3/15/2040	9,800	10,202
[3]	Southwestern Electric Power Co.	3.850%	2/1/2048	5,075	3,750
	Southwestern Electric Power Co.	5.900%	4/1/2056	55,555	54,824

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwestern Public Service Co.	3.700%	8/15/2047	3,756	2,790
	Tampa Electric Co.	4.900%	3/1/2029	8,065	8,144
[5]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/2042	39,235	37,751
[5]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/2046	18,860	17,705
[5]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/2050	17,640	16,471
[5]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	9,125	9,211
	Tucson Electric Power Co.	5.500%	4/15/2053	2,625	2,500
	Tucson Electric Power Co.	5.900%	4/15/2055	6,740	6,746
	Union Electric Co.	4.000%	4/1/2048	14,316	11,196
	Union Electric Co.	3.900%	4/1/2052	8,575	6,463
	Union Electric Co.	5.450%	3/15/2053	8,045	7,678
	Virginia Electric & Power Co.	5.150%	3/15/2035	6,565	6,595
[3]	Virginia Electric & Power Co.	4.900%	9/15/2035	16,620	16,370
[3]	Virginia Electric & Power Co.	6.000%	5/15/2037	1,740	1,841
	Virginia Electric & Power Co.	4.600%	12/1/2048	11,210	9,515
	Virginia Electric & Power Co.	5.450%	4/1/2053	8,100	7,707
	Virginia Electric & Power Co.	5.550%	8/15/2054	8,100	7,799
	Virginia Electric & Power Co.	5.650%	3/15/2055	17,575	17,230
[3]	Virginia Electric & Power Co.	5.600%	9/15/2055	53,380	51,848
	Wisconsin Electric Power Co.	5.700%	12/1/2036	17,280	18,091
	Wisconsin Public Service Corp.	6.080%	12/1/2028	45,000	46,312
					4,406,777
Total Corporate Bonds (Cost $27,877,828)					26,552,144
Sovereign Bonds (0.6%)
[3,5]	Bermuda	2.375%	8/20/2030	18,130	16,387
[3,5]	Bermuda	3.375%	8/20/2050	6,835	4,656
[3,5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/2050	20,705	14,260
	Equinor ASA	3.125%	4/6/2030	53,605	51,179
	Equinor ASA	4.500%	9/3/2030	8,515	8,513
	Equinor ASA	5.125%	6/3/2035	73,102	74,324
	Equinor ASA	4.750%	11/14/2035	27,890	27,398
[3,5]	Kingdom of Saudi Arabia	4.125%	1/12/2029	55,375	54,686
[3,5]	NBN Co. Ltd.	2.625%	5/5/2031	37,954	34,598
[3,5]	NBN Co. Ltd.	2.500%	1/8/2032	77,087	68,737
[5]	OMERS Finance Trust	4.000%	4/20/2028	18,090	18,044
[3]	Republic of Chile	2.550%	7/27/2033	36,780	31,592
[3]	Republic of Chile	3.500%	1/31/2034	20,300	18,464
	Republic of Chile	3.500%	4/15/2053	20,175	14,267
[3,5]	Saudi Arabian Oil Co.	4.375%	2/2/2031	61,030	59,825
[3,5]	Saudi Arabian Oil Co.	5.375%	6/2/2035	10,970	11,084
[3,5]	Saudi Arabian Oil Co.	6.375%	6/2/2055	26,705	27,218
	State of Israel	5.375%	3/12/2029	36,740	37,241
[3]	State of Israel	4.500%	1/13/2031	47,990	47,113
	State of Israel	5.500%	3/12/2034	17,400	17,702
	United Mexican States	6.125%	2/9/2038	36,525	35,905
[3]	United Mexican States	6.400%	5/7/2054	18,655	17,530
	United Mexican States	6.750%	2/9/2056	24,925	24,421
Total Sovereign Bonds (Cost $751,524)					715,144
Taxable Municipal Bonds (1.3%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	1,510	1,231
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	1,965	2,040
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	19,582	22,149
	Broward County FL Airport System Revenue	3.477%	10/1/2043	10,370	8,643
	California GO	7.550%	4/1/2039	12,375	14,729
	California GO	7.300%	10/1/2039	48,825	55,845
	California GO	5.875%	10/1/2041	29,515	30,529
	California Health Facilities Financing Authority Revenue	4.190%	6/1/2037	4,380	4,109
	California State University Systemwide Revenue	2.719%	11/1/2052	12,090	7,777
	California State University Systemwide Revenue	2.939%	11/1/2052	15,225	10,065
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	29,812	33,113
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	50,907	56,545
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	7,405	5,959
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	18,860	13,451
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	2,695	2,217
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	7,635	6,547

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	29,555	28,812
[7]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/2053	11,545	8,953
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	66,252	70,639
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/2034	1,585	1,399
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	1,165	903
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	7,110	6,563
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	5,645	5,647
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	28,900	19,956
	Houston TX GO	6.290%	3/1/2032	9,980	10,543
	Illinois GO	5.100%	6/1/2033	323,707	327,721
	Illinois Toll Highway Authority Revenue	6.184%	1/1/2034	29,200	30,801
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	2.833%	1/1/2038	95	79
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue ETM	2.833%	1/1/2038	5,385	4,492
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	7,745	7,459
[8]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	15,140	10,432
[7]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/2034	50,000	51,735
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	21,505	21,922
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/2043	19,000	19,748
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	12,445	12,033
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	22,105	22,764
	Massachusetts SO Revenue	4.110%	7/15/2031	3,417	3,397
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/2034	11,320	10,165
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	30,285	35,399
	New York City NY GO	4.610%	9/1/2037	15,303	14,634
	New York City NY GO	5.650%	2/1/2046	18,115	18,100
	New York City NY GO	5.094%	10/1/2049	19,215	17,752
	New York City NY GO	5.796%	2/1/2052	37,115	37,263
	New York City NY GO	5.114%	10/1/2054	9,070	8,292
	New York City NY GO	5.935%	2/1/2055	4,840	4,956
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/2040	13,630	14,989
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	9,530	10,995
	New York Metropolitan Transportation Authority Revenue (Green Bond)	5.175%	11/15/2049	2,425	2,241
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	11,035	11,906
[7]	Oregon School Boards Association GO	5.528%	6/30/2028	26,106	26,358
[8]	Oregon State University General Revenue	3.424%	3/1/2060	28,000	19,143
[9]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/2028	66,810	69,996
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	40	42
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/2053	34,900	32,616
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	44,055	36,442
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	21,985	19,445
	Riverside CA Pension Obligation Bonds Revenue	3.857%	6/1/2045	15,540	13,750
	Riverside County CA Pension Obligation Bonds Revenue	3.818%	2/15/2038	29,635	27,988
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	9,510	7,654
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/2042	34,905	28,526
	San Antonio TX Electric & Gas Systems Revenue	5.469%	2/1/2045	15,060	15,099
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	33,435	33,263
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/2041	10,694	10,740
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	17,265	16,897
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	9,465	9,970
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	15,150	15,963
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	15,445	10,081
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	46,830	39,645
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	26,520	16,748
	University of California Revenue	1.316%	5/15/2027	7,470	7,288
	University of California Revenue	1.614%	5/15/2030	16,140	14,580
	University of California Revenue	3.931%	5/15/2045	22,370	20,560
	University of Michigan Revenue	2.562%	4/1/2050	32,056	19,745
	University of Michigan Revenue	3.504%	4/1/2052	7,445	5,411
	University of Minnesota Revenue	4.048%	4/1/2052	25,160	20,073
Total Taxable Municipal Bonds (Cost $1,790,230)					1,665,662

Wellington Fund
		Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (1.5%)
Money Market Fund (0.0%)
[10,11]	Vanguard Market Liquidity Fund	3.667%		34,938	3,494
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.5%)
	Bank of America Securities, LLC (Dated 5/29/2026, Repurchase Value $175,053, collateralized by U.S. Treasury Obligations 3.000%–4.875%, 2/15/2038–11/15/2052, with a value of $178,500)	3.630%	6/1/2026	175,000	175,000
	Bank of America Securities, LLC (Dated 5/29/2026, Repurchase Value $9,903, collateralized by U.S. Government Agency Obligations 3.500%–7.000%, 11/20/2031–5/15/2058, with a value of $10,098)	3.630%	6/1/2026	9,900	9,900
	Bank of America Securities, LLC (Dated 5/29/2026, Repurchase Value $60,018, collateralized by U.S. Government Agency Obligations 3.500%, 12/1/2053, with a value of $61,200)	3.640%	6/1/2026	60,000	60,000
	Credit Agricole Securities (Dated 5/29/2026, Repurchase Value $60,718, collateralized by U.S. Treasury and Government Agency Obligations 0.000%–5.500%, 7/31/2026–2/15/2054, with a value of $61,914)	3.610%	6/1/2026	60,700	60,700
	Deutsche Bank Securities, Inc. (Dated 5/29/2026, Repurchase Value $34,310, collateralized by U.S. Treasury Obligations 0.000%, 4/15/2027, with a value of $34,986)	3.620%	6/1/2026	34,300	34,300
	HSBC Bank USA (Dated 5/29/2026, Repurchase Value $107,632, collateralized by U.S. Treasury Obligations 1.250%–3.875%, 5/15/2029–5/15/2050, with a value of $109,752)	3.610%	6/1/2026	107,600	107,600
	HSBC Bank USA (Dated 5/29/2026, Repurchase Value $90,927, collateralized by U.S. Government Agency Obligations 2.500%–6.500%, 10/1/2046–5/1/2056, with a value of $92,718)	3.620%	6/1/2026	90,900	90,900
	JP Morgan Securities, LLC (Dated 5/29/2026, Repurchase Value $445,134, collateralized by U.S. Treasury Obligations 1.875%–4.250%, 7/31/2026–1/31/2030, with a value of $453,900)	3.610%	6/1/2026	445,000	445,000
	Nomura International plc (Dated 5/29/2026, Repurchase Value $595,179, collateralized by U.S. Treasury Obligations 0.375%–4.625%, 12/31/2026–8/15/2053, with a value of $606,907)	3.610%	6/1/2026	595,000	595,000
	Nomura International plc (Dated 5/29/2026, Repurchase Value $123,537, collateralized by U.S. Treasury Obligations 0.500%–4.375%, 8/31/2027–5/15/2041, with a value of $125,971)	3.610%	6/1/2026	123,500	123,500
	Societe Generale (Dated 5/29/2026, Repurchase Value $122,837, collateralized by U.S. Treasury Obligations 2.375%–4.750%, 2/15/2042–11/15/2053, with a value of $125,256)	3.610%	6/1/2026	122,800	122,800

Wellington Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
TD Securities (USA) LLC (Dated 5/29/2026, Repurchase Value $79,924, collateralized by U.S. Government Agency Obligations 5.500%–6.000%, 8/20/2053–5/20/2055, with a value of $81,498)	3.620%	6/1/2026	79,900	79,900
				1,904,600
Total Temporary Cash Investments (Cost $1,908,090)				1,908,094
Total Investments (100.0%) (Cost $90,791,709)				124,713,232
Other Assets and Liabilities—Net (0.0%)				(9,075)
Net Assets (100%)				124,704,157
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,224.
2	Securities with a value of $2,554 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $7,069,378, representing 5.7% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
11	Collateral of $3,286 was received for securities on loan.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2026	1,290	141,678	1,097

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Elevance Health Inc.	12/10/2029	CITNA	594,185	(3.624)	2,002	—
Goldman Sachs Group Inc.	5/5/2028	JPMC	569,207	(3.874)	64,668	—
Goldman Sachs Group Inc.	12/10/2029	CITNA	215,579	(3.874)	18,018	—
					84,688	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
At May 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $69,735 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $90,788,218)	124,709,738
Affiliated Issuers (Cost $3,491)	3,494
Total Investments in Securities	124,713,232
Investment in Vanguard	2,698
Cash	23,556
Foreign Currency, at Value (Cost $1,812)	1,895
Receivables for Investment Securities Sold	623,586
Receivables for Accrued Income	524,045
Receivables for Capital Shares Issued	24,434
Variation Margin Receivable—Futures Contracts	40
Unrealized Appreciation—Over-the-Counter Swap Contracts	84,688
Other Assets	125
Total Assets	125,998,299
Liabilities
Payables for Investment Securities Purchased	1,221,381
Collateral for Securities on Loan	3,412
Payables for Capital Shares Redeemed	43,075
Payables to Investment Advisor	20,420
Payables to Vanguard	5,854
Total Liabilities	1,294,142
Net Assets	124,704,157
1 Includes $3,224 of securities on loan.
At May 31, 2026, net assets consisted of:

Paid-in Capital	84,403,595
Total Distributable Earnings (Loss)	40,300,562
Net Assets	124,704,157

Investor Shares—Net Assets
Applicable to 269,096,358 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,790,077
Net Asset Value Per Share—Investor Shares	$47.53

Admiral™ Shares—Net Assets
Applicable to 1,363,594,746 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	111,914,080
Net Asset Value Per Share—Admiral Shares	$82.07
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Dividends[1]	456,436
Interest[2]	942,080
Securities Lending—Net	657
Total Income	1,399,173
Expenses
Investment Advisory Fees—Note B
Basic Fee	46,034
Performance Adjustment	(5,144)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	10,869
Management and Administrative—Admiral Shares	51,455
Marketing and Distribution—Investor Shares	354
Marketing and Distribution—Admiral Shares	1,720
Custodian Fees	165
Shareholders’ Reports—Investor Shares	145
Shareholders’ Reports—Admiral Shares	163
Trustees’ Fees and Expenses	31
Other Expenses	6
Total Expenses	105,798
Expenses Paid Indirectly	(60)
Net Expenses	105,738
Net Investment Income	1,293,435
Realized Net Gain (Loss)
Investment Securities Sold[2]	5,930,185
Futures Contracts	1,722
Swap Contracts	90,271
Foreign Currencies	642
Realized Net Gain (Loss)	6,022,820
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	656,256
Futures Contracts	1,067
Swap Contracts	59,929
Foreign Currencies	1,019
Change in Unrealized Appreciation (Depreciation)	718,271
Net Increase (Decrease) in Net Assets Resulting from Operations	8,034,526
1	Dividends are net of foreign withholding taxes of $4,821.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1, $3, and ($6), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,293,435	2,527,034
Realized Net Gain (Loss)	6,022,820	10,754,180
Change in Unrealized Appreciation (Depreciation)	718,271	2,294,992
Net Increase (Decrease) in Net Assets Resulting from Operations	8,034,526	15,576,206
Distributions
Investor Shares	(1,231,071)	(1,346,351)
Admiral Shares	(10,379,552)	(9,981,772)
Total Distributions	(11,610,623)	(11,328,123)
Capital Share Transactions
Investor Shares	134,602	(1,289,198)
Admiral Shares	5,855,869	3,363,069
Net Increase (Decrease) from Capital Share Transactions	5,990,471	2,073,871
Total Increase (Decrease)	2,414,374	6,321,954
Net Assets
Beginning of Period	122,289,783	115,967,829
End of Period	124,704,157	122,289,783
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.13	$47.61	$41.61	$42.19	$50.15	$46.10
Investment Operations
Net Investment Income[1]	.474	.964	.949	.917	.857	.811
Net Realized and Unrealized Gain (Loss) on Investments	2.575	5.165	7.588	1.704	(4.681)	6.638
Total from Investment Operations	3.049	6.129	8.537	2.621	(3.824)	7.449
Distributions
Dividends from Net Investment Income	(.534)	(.972)	(.986)	(.921)	(.828)	(.818)
Distributions from Realized Capital Gains	(4.115)	(3.637)	(1.551)	(2.280)	(3.308)	(2.581)
Total Distributions	(4.649)	(4.609)	(2.537)	(3.201)	(4.136)	(3.399)
Net Asset Value, End of Period	$47.53	$49.13	$47.61	$41.61	$42.19	$50.15
Total Return[2]	6.83%	14.37%	21.47%	6.94%	-8.43%	17.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,790	$13,046	$13,936	$12,831	$13,097	$15,469
Ratio of Total Expenses to Average Net Assets[3]	0.25%[4]	0.24%[4]	0.25%[4]	0.26%[4]	0.25%[4]	0.24%
Ratio of Net Investment Income to Average Net Assets	2.09%	2.14%	2.16%	2.29%	1.98%	1.70%
Portfolio Turnover Rate	40%	62%[5]	61%[5]	39%[5]	41%[5]	35%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.01%), (0.00%), (0.01%), and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and/or broker commission abatement arrangements was 0.25%, 0.24%, 0.25%, 0.26%, and 0.25%, respectively.
5	Includes 0%, 1%, 1%, 8%, and 2%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$84.85	$82.21	$71.86	$72.86	$86.61	$79.62
Investment Operations
Net Investment Income[1]	.850	1.729	1.700	1.638	1.540	1.464
Net Realized and Unrealized Gain (Loss) on Investments	4.432	8.932	13.091	2.945	(8.083)	11.461
Total from Investment Operations	5.282	10.661	14.791	4.583	(6.543)	12.925
Distributions
Dividends from Net Investment Income	(.955)	(1.740)	(1.763)	(1.646)	(1.493)	(1.477)
Distributions from Realized Capital Gains	(7.107)	(6.281)	(2.678)	(3.937)	(5.714)	(4.458)
Total Distributions	(8.062)	(8.021)	(4.441)	(5.583)	(7.207)	(5.935)
Net Asset Value, End of Period	$82.07	$84.85	$82.21	$71.86	$72.86	$86.61
Total Return[2]	6.85%	14.48%	21.55%	7.03%	-8.36%	17.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$111,914	$109,244	$102,031	$91,912	$93,492	$108,386
Ratio of Total Expenses to Average Net Assets[3]	0.17%[4]	0.16%[4]	0.17%[4]	0.18%[4]	0.17%[4]	0.16%
Ratio of Net Investment Income to Average Net Assets	2.17%	2.23%	2.24%	2.37%	2.06%	1.77%
Portfolio Turnover Rate	40%	62%[5]	61%[5]	39%[5]	41%[5]	35%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.01%), (0.00%), (0.01%), and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and/or broker commission abatement arrangements was 0.17%, 0.16%, 0.17%, 0.18%, and 0.17%, respectively.
5	Includes 0%, 1%, 1%, 8%, and 2%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Notes to Financial Statements
Vanguard Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Wellington Fund
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended May 31, 2026, the fund’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Wellington Fund
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a basic fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Capital U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended May 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.08% of the fund’s average net assets before a net decrease of $5,144,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $2,698,000, representing less than 0.01% of the fund’s net assets and 1.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended May 31, 2026, these arrangements reduced the fund’s expenses by $60,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Wellington Fund
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	77,621,299	3,827,486	—	81,448,785
U.S. Government and Agency Obligations	—	11,497,123	—	11,497,123
Asset-Backed/Commercial Mortgage-Backed Securities	—	926,280	—	926,280
Corporate Bonds	—	26,552,144	—	26,552,144
Sovereign Bonds	—	715,144	—	715,144
Taxable Municipal Bonds	—	1,665,662	—	1,665,662
Temporary Cash Investments	3,494	1,904,600	—	1,908,094
Total	77,624,793	47,088,439	—	124,713,232

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,097	—	—	1,097
Swap Contracts	—	84,688	—	84,688
Total	1,097	84,688	—	85,785
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.  At May 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	—	1,097	1,097
Unrealized Appreciation—Over-the-Counter Swap Contracts	84,688	—	84,688
Total Assets	84,688	1,097	85,785
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended May 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Futures Contracts	—	1,722	1,722
Swap Contracts	90,271	—	90,271
Realized Net Gain (Loss) on Derivatives	90,271	1,722	91,993

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	—	1,067	1,067
Swap Contracts	59,929	—	59,929
Change in Unrealized Appreciation (Depreciation) on Derivatives	59,929	1,067	60,996
G.  As of May 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	90,914,202
Gross Unrealized Appreciation	36,977,251
Gross Unrealized Depreciation	(3,092,436)
Net Unrealized Appreciation (Depreciation)	33,884,815
H.  During the six months ended May 31, 2026, the fund purchased $39,919,428,000 of investment securities and sold $44,006,252,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,351,682,000 and $7,861,963,000, respectively.

Wellington Fund
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $450,988,000 and sales were $542,000, resulting in net realized loss of $542,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
I.  Capital share transactions for each class of shares were:
	Six Months Ended May 31, 2026		Year Ended November 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	528,172	11,565	1,072,959	23,713
Issued in Lieu of Cash Distributions	1,168,490	26,064	1,279,379	29,631
Redeemed	(1,562,060)	(34,052)	(3,641,536)	(80,565)
Net Increase (Decrease)—Investor Shares	134,602	3,577	(1,289,198)	(27,221)
Admiral Shares
Issued	2,663,660	33,730	5,972,482	76,329
Issued in Lieu of Cash Distributions	9,527,221	123,087	9,189,262	123,213
Redeemed	(6,335,012)	(80,789)	(11,798,675)	(153,084)
Net Increase (Decrease)—Admiral Shares	5,855,869	76,028	3,363,069	46,458
J.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q212 072026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2026

VANGUARD WELLINGTON FUND

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 22, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney  filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.